UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-59347

Columbia Funds Master Investment Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	3/31/06

Date of reporting period:	12/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia High Income Master Portfolio

		Par ($)	Value ($)*

Corporate Fixed-Income Bonds & Notes – 76.7%
BASIC MATERIALS – 7.5%
Chemicals – 2.8%
Agricultural Chemicals – 1.0%
Terra Capital, Inc.
	12.875% 10/15/08	8,140,000	9,462,750
			9,462,750
Chemicals – Diversified – 1.2%
EquiStar Chemicals LP
	10.625% 05/01/11	4,530,000	4,983,000
Lyondell Chemical Co.
	9.500% 12/15/08	2,424,000	2,542,170
	10.500% 06/01/13	1,830,000	2,072,475
NOVA Chemicals Corp.
	7.561% 11/15/13(a)(b)	2,040,000	2,085,900
			11,683,545
Chemicals – Specialty – 0.6%
EquiStar Chemicals LP
	7.550% 02/15/26	2,925,000	2,771,438
Millennium America, Inc.
	7.625% 11/15/26	3,525,000	3,419,250
			6,190,688
	Chemicals Total		27,336,983
Forest Products & Paper – 2.4%
Forestry – 0.5%
Tembec Industries, Inc.
	7.750% 03/15/12	1,815,000	971,025
	8.500% 02/01/11	1,145,000	635,475
	8.625% 06/30/09	5,485,000	3,126,450
			4,732,950
Paper & Related Products – 1.9%
Abitibi-Consolidated, Inc.
	8.850% 08/01/30	1,645,000	1,406,475
Georgia-Pacific Corp.
	7.750% 11/15/29	2,930,000	2,666,300
	8.000% 01/15/24	4,035,000	3,863,513
	8.875% 05/15/31	7,610,000	7,648,050
Pope and Talbot, Inc.
	8.375% 06/01/13	4,165,000	2,977,975
			18,562,313
	Forest Products & Paper Total		23,295,263

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Iron / Steel – 2.3%
Steel – Producers – 0.9%
Algoma Steel, Inc.
	11.000% 12/31/09	4,666,000	4,922,630
United States Steel LLC
	10.750% 08/01/08	3,200,000	3,528,000
			8,450,630
Steel – Specialty – 1.4%
Allegheny Ludlum Corp.
	6.950% 12/15/25	3,850,000	3,763,375
Allegheny Technologies, Inc.
	8.375% 12/15/11	5,490,000	5,942,925
UCAR Finance, Inc.
	10.250% 02/15/12	4,005,000	4,245,300
	13,951,600
	Iron / Steel Total		22,402,230
	BASIC MATERIALS TOTAL		73,034,476
COMMUNICATIONS – 14.4%
Internet – 0.1%
Web Hosting / Design – 0.1%
Globix Corp.
	PIK,
	11.000% 05/01/08(a)(c)(d)	475,639	439,966
			439,966
	Internet Total		439,966
Media – 5.4%
Cable TV– 0.8%
ONO Finance
	10.500% 05/15/14(a)	1,675,000	2,141,675
Shaw Communications, Inc.
	7.500% 11/20/13	6,060,000	5,613,652
			7,755,327
Multimedia – 1.0%
CanWest Media, Inc.
	8.000% 09/15/12	5,417,051	5,572,791
Quebecor Media, Inc.
	(e) 07/15/11 (13.750% 07/15/06)	2,620,000	2,718,250
	11.125% 07/15/11	1,750,000	1,898,750
			10,189,791

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Publishing – Books – 1.0%

Houghton Mifflin Co.
	7.200% 03/15/11	4,490,000	4,658,375
Morris Publishing Group LLC
	7.000% 08/01/13	5,605,000	5,275,706
			9,934,081
Publishing – Newspapers – 1.1%
Hollinger, Inc.
	11.875% 03/01/11(a)	930,000	930,000
	12.875% 03/01/11(a)(c)	3,945,000	4,161,975
Medianews Group, Inc.
	6.875% 10/01/13	1,780,000	1,699,900
Sun Media Corp.
	7.625% 02/15/13	3,800,000	3,914,000
			10,705,875
Publishing – Periodicals – 0.5%

Dex Media East LLC
	12.125% 11/15/12	516,000	603,720
Ziff Davis Media, Inc.
	10.250% 05/01/12(b)	3,090,000	2,788,725
	PIK, Series B,
	13.000% 08/12/09(d)	1,461,302	1,439,383
			4,831,828

Television – 1.0%
Paxson Communications Corp.
	7.777% 01/15/12(a)(b)	5,235,000	5,221,912
	10.777% 01/15/13(a)(b)	4,225,000	4,087,688
			9,309,600
		Media Total	52,726,502
Telecommunication Services – 8.9%
Cellular Telecommunications – 2.0%
Dobson Cellular Systems, Inc.

	8.375% 11/01/11	980,000	1,038,800
	9.000% 11/01/11(b)	1,970,000	2,043,875
	9.875% 11/01/12	1,725,000	1,901,813

Millicom International Cellular SA
	10.000% 12/01/13	6,445,000	6,686,687
Rogers Cantel, Inc.
	9.750% 06/01/16	1,735,000	2,086,337

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services– (continued)
Cellular Telecommunications – (continued)
Triton PCS, Inc.
	8.500% 06/01/13	5,530,000	5,142,900
			18,900,412
Satellite Telecommunications – 1.5%
Inmarsat Finance II PLC
	(e) 11/15/12 (10.375% 11/15/08)	5,755,000	4,733,488
Intelsat Bermuda Ltd.
	8.250% 01/15/13(a)	3,130,000	3,130,000
	8.695% 01/15/12(a)(b)	4,660,000	4,729,900
Loral Cyberstar, Inc.
	10.000% 07/15/06(g)(h)	1,164,000	—
PanAmSat Corp.
	9.000% 08/15/14	2,268,000	2,381,400
			14,974,788
Telecommunication Equipment – 0.9%
Lucent Technologies, Inc.
	5.500% 11/15/08	4,350,000	4,317,375
	6.450% 03/15/29	4,190,000	3,571,975
	6.500% 01/15/28	805,000	678,213
			8,567,563
Telecommunication Services – 1.9%
Colo.Com, Inc.
	13.875% 03/15/10(a)(f)(g)(h)	944,357	—
Mobifon Holdings BV
	12.500% 07/31/10	3,250,000	3,765,938
Telcordia Technologies
	10.000% 03/15/13(a)	4,715,000	4,314,225
US West Communications
	8.875% 06/01/31	10,005,000	10,430,212
			18,510,375
Telephone – Integrated – 2.5%
Qwest Capital Funding, Inc.
	7.750% 08/15/06	1,010,000	1,020,100
Qwest Communications International, Inc.
	7.250% 02/15/11	7,135,000	7,277,700
	7.500% 11/01/08	4,435,000	4,324,125
Qwest Corp.
	5.625% 11/15/08	165,000	162,938

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services– (continued)
Telephone – Integrated – (continued)
	6.950% 06/30/10(i)	6,500,000	6,543,355
	7.125% 11/15/43	2,950,000	2,677,125
	7.250% 09/15/25	1,410,000	1,397,662
	8.875% 03/15/12	1,130,000	1,268,425
			24,671,430
Wireless Equipment – 0.1%
American Tower Escrow Corp.
	(j) 08/01/08	1,060,000	829,450
			829,450
	Telecommunication Services Total		86,454,018
	COMMUNICATIONS TOTAL		139,620,486
CONSUMER CYCLICAL – 9.6%
Airlines – 1.3%
Airlines – 1.3%
American Airlines, Inc.
	7.377% 05/23/19	727,015	596,152
Delta Air Lines, Inc.
	8.300% 12/15/29(g)	13,869,000	3,085,852
	9.250% 03/15/22(g)	715,000	157,300
	9.750% 05/15/21(g)	2,335,000	496,188
	10.000% 08/15/08(g)	1,945,000	389,000
	10.375% 02/01/11(g)	4,295,000	869,737
	10.375% 12/15/22(g)	2,990,000	657,800
Northwest Airlines, Inc.
	7.875% 03/15/08(g)	1,035,000	388,125
	8.700% 03/15/07(g)	260,000	97,500
	8.970% 01/02/15(g)	250,553	43,847
	9.875% 03/15/07(g)	6,335,000	2,407,300
	10.000% 02/01/09(g)	9,205,000	3,451,875
			12,640,676
	Airlines Total		12,640,676
Auto Parts & Equipment – 2.8%
Auto / Truck Parts & Equipment – Original – 0.8%
Collins & Aikman Products Co.
	10.750% 12/31/11(g)	1,535,000	663,888
	12.875% 08/15/12(a)(g)	7,960,000	696,500
Dana Corp.
	7.000% 03/01/29	2,300,000	1,656,000

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
Auto / Truck Parts & Equipment – Original – (continued)
Tenneco Automotive, Inc.
	8.625% 11/15/14	2,745,000	2,600,887
	10.250% 07/15/13	1,970,000	2,152,225
			7,769,500
Rubber – Tires – 2.0%
Goodyear Tire & Rubber Co.
	6.375% 03/15/08	982,000	962,360
	6.625% 12/01/06	1,905,000	1,905,000
	7.060% 04/30/10(i)	5,000,000	5,030,200
	11.250% 03/01/11	10,570,000	11,838,400
			19,735,960
	Auto Parts & Equipment Total		27,505,460
Entertainment – 1.3%
Gambling (non – Hotel) – 0.4%
Isle of Capri Casinos, Inc.
	9.000% 03/15/12	845,000	899,925
Jacobs Entertainment, Inc.
	11.875% 02/01/09	2,627,000	2,784,620
			3,684,545
Motion Pictures & Services – 0.0%
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15(c)	348,668	345,182
			345,182
Music – 0.2%
Warner Music Group
	7.375% 04/15/14	1,485,000	1,481,288
			1,481,288
Resorts / Theme Parks – 0.5%
Six Flags, Inc.
	9.625% 06/01/14	2,875,000	2,803,125
	9.750% 04/15/13	1,805,000	1,773,412
			4,576,537
Theaters – 0.2%
Loews Cineplex Entertainment Corp.
	9.000% 08/01/14	2,080,000	2,100,800
			2,100,800
	Entertainment Total		12,188,352

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Furnishings – 0.1%
Appliances – 0.1%
Fedders North America, Inc.
	9.875% 03/01/14	1,315,000	943,513
			943,513
	Home Furnishings Total		943,513
Lodging – 1.0%
Casino Hotels – 0.4%
Caesars Entertainment, Inc.
	9.375% 02/15/07	310,000	322,788
Chukchansi Economic Development Authority
	8.000% 11/15/13(a)	1,475,000	1,508,187
Mandalay Resort Group
	9.500% 08/01/08	720,000	782,100
Trump Entertainment Resorts, Inc.
	8.500% 06/01/15	774,835	755,464
			3,368,539
Hotels & Motels – 0.6%
Gaylord Entertainment Co.
	8.000% 11/15/13	1,460,000	1,529,350
ITT Corp.
	7.375% 11/15/15	3,230,000	3,512,625
	7.750% 11/15/25	1,015,000	1,040,375
			6,082,350
	Lodging Total		9,450,889
Retail – 2.6%
Multilevel Direct Selling – 0.3%
Jafra Cosmetics International, Inc./Distribuidora Comerical Jaffra SA de CV
	10.750% 05/15/11	2,952,000	3,232,440
Restructured Asset Securities
	(j) 06/30/08(f)(h)	583,221	—
			3,232,440
Retail – Miscellaneous / Diversified – 0.6%
Harry & David Holdings, Inc.
	9.000% 03/01/13	1,745,000	1,749,362

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail – Miscellaneous / Diversified – (continued)
Neiman Marcus
	6.947% 04/06/13	3,500,000	3,523,905
			5,273,267
Retail – Propane Distributors – 0.4%
Star Gas Partners LP/Star Gas Finance Co.
	10.250% 02/15/13	4,025,000	3,964,625
			3,964,625
Retail – Toy Store – 1.3%
Toys R Us, Inc.
	7.625% 08/01/11	9,585,000	7,763,850
	8.750% 09/01/21	5,380,000	5,057,200
			12,821,050
	Retail Total		25,291,382
Textiles – 0.5%
Textile – Products – 0.5%
INVISTA
	9.250% 05/01/12(a)	4,595,000	4,916,650
			4,916,650
	Textiles Total		4,916,650
	CONSUMER CYCLICAL TOTAL		92,936,922
CONSUMER NON-CYCLICAL – 8.6%
Commercial Services – 4.7%
Commercial Services – 1.8%
Jostens Corp.
	Series C,
	6.777% 10/04/11(i)	1,877,011	1,900,474
Language Line Holdings, Inc.
	11.125% 06/15/12	3,895,000	3,554,188
Quintiles Transnational Corp.
	10.000% 10/01/13	8,560,000	9,544,400
Vertrue, Inc.
	9.250% 04/01/14	2,380,000	2,433,550
			17,432,612

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Commercial Services – Finance – 0.4%
Cardtronics, Inc.
	9.250% 08/15/13(a)	305,000	303,475
Dollar Financial Group, Inc.
	9.750% 11/15/11	3,860,000	3,985,450
			4,288,925
Diversified Operations / Commercial Services – 0.4%
Chemed Corp.
	8.750% 02/24/11	3,565,000	3,814,550
			3,814,550
Marine Services – 0.2%
Great Lakes Dredge & Dock Corp.
	7.750% 12/15/13	2,295,000	2,065,500
			2,065,500
Printing – Commercial – 1.1%
American Color Graphics, Inc.
	10.000% 06/15/10	2,570,000	1,799,000
Phoenix Color Corp.
	10.375% 02/01/09	4,299,000	3,955,080
Vertis, Inc.
	9.750% 04/01/09	4,260,000	4,398,450
			10,152,530
Protection – Safety – 0.5%
Protection One Alarm Monitoring
	8.125% 01/15/09	4,690,000	4,549,300
			4,549,300
Rental Auto / Equipment – 0.3%
Williams Scotsman, Inc.
	8.500% 10/01/15	2,835,000	2,948,400
			2,948,400
	Commercial Services Total		45,251,817
Food – 1.2%
Food – Meat Products – 0.6%
Swift & Co.
	10.125% 10/01/09	1,225,000	1,264,812
	12.500% 01/01/10	4,305,000	4,498,725
			5,763,537
Food – Miscellaneous / Diversified – 0.6%
Chiquita Brands International, Inc.
	7.500% 11/01/14	430,000	378,400

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Food – Miscellaneous / Diversified – (continued)
Doane Pet Care Co.
	10.625% 11/15/15(a)	1,010,000	1,045,350
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	5,275,000	5,037,625
			6,461,375
	Food Total		12,224,912
Healthcare Services – 1.7%
Dialysis Centers – 0.2%
National Nephrology Associates, Inc.
	9.000% 11/01/11(a)	1,905,000	2,105,025
			2,105,025
Medical – Hospitals – 0.7%
HCA, Inc.
	7.500% 11/15/95	2,285,000	2,200,089
	7.750% 07/15/36	90,000	90,644
	8.360% 04/15/24	4,075,000	4,403,404
			6,694,137
Medical – Nursing Homes – 0.2%
Skilled Healthcare Group
	11.000% 01/15/14(a)	1,400,000	1,414,000
			1,414,000
Physician Practice Management – 0.6%
Ameripath, Inc.
	10.500% 04/01/13	5,780,000	6,126,800
			6,126,800
	Healthcare Services Total		16,339,962
Household Products / Wares – 0.8%
Consumer Products – Miscellaneous – 0.5%
Spectrum Brands, Inc.
	7.375% 02/01/15	1,790,000	1,476,750
	8.500% 10/01/13	4,115,000	3,590,338
			5,067,088

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Office Supplies & Forms – 0.3%
ACCO Brands Corp.
	7.625% 08/15/15	2,710,000	2,554,175
			2,554,175
	Household Products / Wares Total		7,621,263
Pharmaceuticals – 0.2%
Medical – Drugs – 0.2%
Warner Chilcott Corp.
	Series B,
	7.144% 01/18/12(i)	1,357,952	1,355,290
	Series C,
	7.277% 01/18/11(i)	547,188	546,116
	Series D,
	7.277% 01/18/12(i)	252,786	252,290
			2,153,696
	Pharmaceuticals Total		2,153,696
	CONSUMER NON-CYCLICAL TOTAL		83,591,650
DIVERSIFIED – 0.6%
Holding Companies – Diversified – 0.6%
Special Purpose Aquisitions – 0.6%
ESI Tractebel Acquisition Corp.
	7.990% 12/30/11	398,000	418,398
Pharma Services Intermediate Holding Corp.
	(e) 04/01/14 (11.500% 04/01/09)	7,340,000	5,431,600
			5,849,998
	Holding Companies - Diversified Total		5,849,998
	DIVERSIFIED TOTAL		5,849,998
ENERGY – 6.5%
Energy – Alternate Sources – 0.0%
Energy – Alternate Sources – 0.0%
Salton SEA Funding
	8.300% 05/30/11(c)	2,813	3,063
			3,063
	Energy - Alternate Sources Total		3,063
Oil & Gas – 4.2%
Oil & Gas Drilling – 1.0%
Parker Drilling Co.
	9.625% 10/01/13	5,885,000	6,561,775

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil & Gas Drilling – (continued)
Pride International, Inc.
	7.375% 07/15/14	2,485,000	2,677,587
			9,239,362
Oil Companies – Exploration & Production – 3.2%
Chaparral Energy, Inc.
	8.500% 12/01/15(a)	2,140,000	2,214,900
El Paso Production Holding Co.
	7.750% 06/01/13	11,830,000	12,332,775
Forest Oil Corp.
	8.000% 12/15/11	3,350,000	3,680,813
Hilcorp Energy LP/Hilcorp Finance Co.
	10.500% 09/01/10(a)	195,000	216,206
Mission Resources Corp.
	9.875% 04/01/11	1,080,000	1,134,000
Newfield Exploration Co.
	7.625% 03/01/11	390,000	416,325
	8.375% 08/15/12	390,000	416,325
Plains E&P Co.
	8.750% 07/01/12	1,960,000	2,107,000
Venoco, Inc.
	8.750% 12/15/11	2,440,000	2,476,600
Vintage Petroleum, Inc.
	7.875% 05/15/11	1,695,000	1,771,275
	8.250% 05/01/12	4,435,000	4,756,537
			31,522,756
	Oil & Gas Total		40,762,118
Pipelines – 2.3%
Pipelines – 2.3%
ANR Pipeline Co.
	9.625% 11/01/21	5,385,000	6,589,894
El Paso Corp.
	6.950% 12/15/07	1,280,000	1,294,400
	7.000% 05/15/11	2,025,000	2,012,344
	7.800% 08/01/31	1,600,000	1,600,000
El Paso Natural Gas Co.
	7.500% 11/15/26	310,000	321,625
	7.625% 08/01/10	5,240,000	5,528,200
	8.375% 06/15/32	1,860,000	2,106,450

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines – (continued)
Pacific Energy Partners LP/Pacific Energy Finance Corp.
	7.125% 06/15/14	1,385,000	1,426,550
Southern Natural Gas Co.
	7.350% 02/15/31	1,315,000	1,352,806
			22,232,269
	Pipelines Total		22,232,269
	ENERGY TOTAL		62,997,450
FINANCIALS – 11.1%
Banks – 0.4%
Commercial Banks – Western Us – 0.4%
Fremont General Corp.
	7.875% 03/17/09	3,965,000	3,965,000
			3,965,000
	Banks Total		3,965,000
Diversified Financial Services – 6.0%
Finance – Auto Loans – 2.8%
General Motors Acceptance Corp.
	5.625% 05/15/09	2,150,000	1,907,523
	6.150% 04/05/07	2,045,000	1,942,566
	6.750% 12/01/14	5,145,000	4,624,532
	8.000% 11/01/31	19,630,000	19,067,404
			27,542,025
Finance – Investment Banker / Broker – 0.7%
LaBranche & Co., Inc.
	9.500% 05/15/09	2,290,000	2,415,950
	11.000% 05/15/12	3,910,000	4,340,100
			6,756,050
Finance – Other Services – 0.7%
AMR Real Estate
	8.125% 06/01/12	6,185,000	6,432,400
			6,432,400
Special Purpose Entity – 1.8%
Cedar Brakes LLC
	8.500% 02/15/14(a)	2,265,078	2,497,248
	9.875% 09/01/13(a)	5,176,148	5,887,868
Galaxy Entertainment Finance Co. Ltd.
	9.875% 12/15/12(a)	3,920,000	3,978,800
Rainbow National Services LLC
	10.375% 09/01/14(a)	2,910,000	3,266,475

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Special Purpose Entity – (continued)
Vanguard Health Holding Co. LLC
	(e) 10/01/15 (11.250% 10/01/09)	2,020,000	1,469,550
	9.000% 10/01/14	455,000	483,438
			17,583,379
	Diversified Financial Services Total		58,313,854
Insurance – 1.4%
Life / Health Insurance – 0.6%
Crum & Forster Holdings Corp.
	10.375% 06/15/13	5,775,000	6,107,062
			6,107,062
Multi – Line Insurance – 0.8%
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18	185,000	155,863
	7.750% 04/26/12	1,100,000	1,031,250
	7.750% 07/15/37	3,590,000	2,845,075
	8.250% 10/01/15	325,000	299,000
	8.300% 04/15/26	185,000	156,787
First Mercury Financial Corp.
	12.332% 08/15/12(a)(b)	2,620,000	2,618,769
			7,106,744
Mutual Insurance – 0.0%
Lumbermens Mutual Casualty
	8.300% 12/01/37(a)(g)	180,000	3,375
	8.450% 12/01/97(a)(g)	4,600,000	86,250
	9.150% 07/01/26(a)(g)	9,865,000	184,969
			274,594
	Insurance Total		13,488,400
Real Estate – 1.7%
Real Estate Management / Services – 1.7%
CB Richard Ellis Services, Inc.
	11.250% 06/15/11	2,730,000	2,941,575
	Escrowed to Maturity,
	9.750% 05/15/10	2,633,000	2,873,261
LNR Property Corp.
	Series B,
	7.295% 02/03/08(i)	6,443,303	6,460,442

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
Real Estate Management / Services – (continued)
Riley Mezzanine Corp.
	8.795% 02/03/08(i)	2,000,000	2,012,500
	9.545% 03/02/08(i)	2,000,000	2,026,260
			16,314,038
	Real Estate Total		16,314,038
Real Estate Investment Trusts – 1.6%
REITs - Health Care – 0.5%
Omega Healthcare Investors, Inc.
	7.000% 04/01/14	4,475,000	4,463,813
			4,463,813
REITs - Office Property – 0.5%
Crescent Real Estate Equities LP
	9.250% 04/15/09	4,470,000	4,710,262
			4,710,262
REITs - Single Temant – 0.6%
Trustreet Properties, Inc.
	7.500% 04/01/15	5,950,000	6,070,725
			6,070,725
	Real Estate Investment Trusts Total		15,244,800
	FINANCIALS TOTAL		107,326,092
INDUSTRIALS – 8.8%
Aerospace & Defense – 1.6%
Aerospace / Defense - Equipment – 1.6%
BE Aerospace, Inc.
	8.000% 03/01/08	980,000	980,000
	8.500% 10/01/10	520,000	556,400
	8.875% 05/01/11	7,360,000	7,728,000
Sequa Corp.
	8.875% 04/01/08	3,115,000	3,255,175
	9.000% 08/01/09	2,635,000	2,806,275
			15,325,850
	Aerospace & Defense Total		15,325,850
Building Materials – 1.7%
Building & Construction Products - Miscellaneous – 1.5%
Compression Polymers Holding Corp.
	10.500% 07/01/13(a)	3,125,000	3,031,250
Dayton Superior Corp.
	10.750% 09/15/08	4,465,000	4,308,725

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – (continued)
Building & Construction Products - Miscellaneous – (continued)
Interline Brands, Inc.
	11.500% 05/15/11	2,421,000	2,693,362
MMI Products, Inc.
	11.250% 04/15/07	1,810,000	1,701,400
Panolam Industries International, Inc.
	10.750% 10/01/13(a)	2,520,000	2,425,500
			14,160,237
Building Products - Air & Heating – 0.1%
Goodman Global Holding Co., Inc.
	7.491% 06/15/12(a)(b)	940,000	935,300
			935,300
Building Products - Wood – 0.1%
Ainsworth Lumber Co., Ltd.
	7.250% 10/01/12	1,500,000	1,350,000
			1,350,000
	Building Materials Total		16,445,537
Electronics – 0.2%
Instruments - Scientific – 0.2%
Fisher Scientific International, Inc.
	6.125% 07/01/15(a)	2,105,000	2,105,000
			2,105,000
	Electronics Total		2,105,000
Environmental Control – 0.4%
Pollution Control – 0.4%
Geo Sub Corp.
	11.000% 05/15/12	4,075,000	3,962,938
Marsulex, Inc.
	9.625% 07/01/08	65,000	64,350
			4,027,288
	Environmental Control Total		4,027,288
Hand / Machine Tools – 0.3%
Machine Tools & Related Products – 0.3%
Foster Wheeler Revolver Factory
	9.260% 03/18/10	595,072	592,097

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Hand / Machine Tools – (continued)
Machine Tools & Related Products – (continued)
Thermadyne Holdings Corp.
	9.250% 02/01/14	2,725,000	2,384,375
			2,976,472
	Hand / Machine Tools Total		2,976,472
Metal Fabricate / Hardware – 0.6%
Metal Processors & Fabrication – 0.6%
Metals USA, Inc.
	11.125% 12/01/15(a)	2,355,000	2,437,425
Mueller Group, Inc.
	10.000% 05/01/12	3,305,000	3,503,300
			5,940,725
	Metal Fabricate / Hardware Total		5,940,725
Miscellaneous Manufacturing – 1.0%
Diversified Manufacturing Operators – 1.0%
Clarke American Corp.
	11.750% 12/15/13(a)	3,320,000	3,303,400
Mark IV Industries, Inc.
	7.500% 09/01/07	7,165,000	6,627,625
			9,931,025
	Miscellaneous Manufacturing Total		9,931,025
Packaging & Containers – 2.3%
Containers - Metal / Glass – 2.3%
Graham Packaging, Series C
	8.250% 04/07/12(i)	1,000,000	1,016,250
Owens-Brockway Glass Container, Inc.
	7.750% 05/15/11	2,080,000	2,163,200
	8.750% 11/15/12	5,440,000	5,848,000
	8.875% 02/15/09	3,675,000	3,831,187
Owens-Illinois, Inc.
	7.800% 05/15/18	2,605,000	2,591,975
	8.100% 05/15/07	6,480,000	6,609,600
			22,060,212
	Packaging & Containers Total		22,060,212
Transportation – 0.5%
Transportation - Marine – 0.2%
Stena AB
	9.625% 12/01/12	1,225,000	1,336,781
			1,336,781

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation - Railroad – 0.3%
TFM SA de CV
	12.500% 06/15/12	2,770,000	3,157,800
			3,157,800
	Transportation Total		4,494,581
Trucking & Leasing – 0.2%
Transport - Equipment & Leasing – 0.2%
Interpool, Inc.
	6.000% 09/01/14(c)	2,590,000	2,334,238
			2,334,238
	Trucking & Leasing Total		2,334,238
	INDUSTRIALS TOTAL		85,640,928
TECHNOLOGY – 3.7%
Computers – 2.4%
Computer Services – 2.2%
Sungard Data Systems, Inc.
	4.875% 01/15/14	3,270,000	2,836,725
	6.810% 12/13/12(a)(i)	5,925,150	5,959,101
	8.525% 08/15/13(a)(b)	1,665,000	1,735,763
	9.125% 08/15/13(a)	4,025,000	4,186,000
	10.250% 08/15/15(a)	6,885,000	6,919,425
			21,637,014
Computers - Integrated Systems – 0.2%
Activant Solutions, Inc.
	10.530% 04/01/10(a)(b)	1,780,000	1,869,000
			1,869,000
	Computers Total		23,506,014
Semiconductors – 0.7%
Electronic Components - Semiconductors – 0.0%
Amkor Technology, Inc.
	7.125% 03/15/11	140,000	123,900
			123,900

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
Semiconductor Equipment – 0.7%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
	7.741% 12/15/11(b)	2,275,000	2,314,812
	8.000% 12/15/14	3,990,000	3,800,475
			6,115,287
	Semiconductors Total		6,239,187
Software – 0.6%
Application Software – 0.4%
SS&C Technologies, Inc.
	11.750% 12/01/13(a)	3,265,000	3,346,625
			3,346,625
Computer Software – 0.2%
UGS Corp.
	10.000% 06/01/12	2,155,000	2,359,725
			2,359,725
		Software Total	5,706,350
	TECHNOLOGY TOTAL		35,451,551
UTILITIES – 5.9%
Electric – 5.1%
Electric - Distribution – 0.7%
AES Eastern Energy LP
	9.000% 01/02/17	4,622,999	5,247,104
	9.670% 01/02/29	1,175,000	1,462,875
			6,709,979
Electric - Generation – 1.4%
AES Corp.
	9.000% 05/15/15(a)	12,000,000	13,140,000
			13,140,000
Electric - Integrated – 0.2%
PSEG Energy Holdings LLC
	8.625% 02/15/08	2,000,000	2,080,000
Western Resources
	7.125% 08/01/09	375,000	393,281
			2,473,281
Independent Power Producer – 2.8%
Calpine Corp.
	8.500% 07/15/10(a)(g)	23,187,000	18,955,373
	9.875% 12/01/11(a)(g)	2,640,000	2,118,600

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Independent Power Producer – (continued)
NRG Energy, Inc.
	8.000% 12/15/13	5,065,000	5,653,806
			26,727,779
	Electric Total		49,051,039
Independent Power Producers – 0.8%
Pipelines – 0.8%
Dynegy Holdings, Inc.
	9.875% 07/15/10(a)	4,785,000	5,239,575
	10.650% 07/15/08(a)(b)	2,155,000	2,300,462
			7,540,037
	Independent Power Producers Total		7,540,037
	UTILITIES TOTAL		56,591,076
	Total Corporate Fixed-Income Bonds & Notes (cost of $740,271,338)		743,040,629
Convertible Bonds – 4.7%
COMMUNICATIONS – 2.7%
Media – 0.5%
Cable TV – 0.5%
Adelphia Communications Corp.
	6.000% 02/15/06(g)	1,125,000	15,469
UnitedGlobalCom, Inc.
	1.750% 04/15/24(a)	4,390,000	4,833,508
			4,848,977
		Media Total	4,848,977
Internet – 0.1%
Web Portals / ISP – 0.0%
At Home Corp.
	4.750% 12/15/06(f)(g)	3,896,787	390
			390
Web Hosting / Design – 0.1%
RiverStone Networks, Inc.
	3.750% 12/01/06(a)(g)	1,283,000	1,225,265
			1,225,265
		Internet Total	1,225,655

		Par ($)	Value ($)
Convertible Bonds – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – 2.1%
Telecommunication Equipment – 1.3%
Lucent Technologies, Inc.
	8.000% 08/01/31	3,040,000	3,085,600
Nortel Networks Corp.
	4.250% 09/01/08	9,840,000	9,225,000
			12,310,600
Telecom Equipment - Fiber Optics – 0.8%
Ciena Corp.
	3.750% 02/01/08	8,335,000	7,647,362
			7,647,362
	Telecommunication Services Total		19,957,962
	COMMUNICATIONS TOTAL		26,032,594
CONSUMER CYCLICAL – 0.1%
Airlines – 0.1%
Airlines – 0.1%
Delta Air Lines, Inc.
	8.000% 06/03/23(a)(g)	2,885,000	569,788
			569,788
		Airlines Total	569,788
Auto Manufacturers – 0.0%
Auto - Cars / Light Trucks – 0.0%
General Motors Corp.
	Series C,
	6.250% 07/15/33	10,400	162,500
			162,500
	Auto Manufacturers Total		162,500
	CONSUMER CYCLICAL TOTAL		732,288
CONSUMER NON-CYCLICAL – 1.7%
Health Care Services – 1.7%
Medical Labs & Testing Services – 1.2%
Laboratory Corp. of America Holdings
	(j) 09/11/21	14,960,000	11,407,000
			11,407,000
Medical - Outpatient / Home Medical – 0.5%
Lincare Holdings, Inc.
	3.000% 06/15/33(a)	1,420,000	1,421,775

		Par ($)	Value ($)
Convertible Bonds – (continued)
CONSUMER NON-CYCLICAL – (continued)
Health Care Services – (continued)
Medical - Outpatient / Home Medical – (continued)
	3.000% 06/15/33	3,500,000	3,504,375
			4,926,150
	Health Care Services Total		16,333,150
	CONSUMER NON-CYCLICAL TOTAL		16,333,150
FINANCIALS – 0.2%
Insurance – 0.2%
Special Purpose Entity – 0.2%
Conseco, Inc.
	3.500% 09/30/35(a)	2,290,000	2,430,262
			2,430,262
		Insurance Total	2,430,262
	FINANCIALS TOTAL		2,430,262
TECHNOLOGY – 0.0%
Semiconductors – 0.0%
Electronic Components - Semiconductors – 0.0%
LSI Logic Corp.
	4.000% 11/01/06	390,000	385,125
			385,125
	Semiconductors Total		385,125
	TECHNOLOGY TOTAL		385,125
	Total Convertible Bonds (cost of $46,987,404)		45,913,419
Government Agencies & Obligations – 3.1%
U.S. TREASURY NOTES & BONDS – 3.1%
U.S. Treasury Note
	4.250% 11/30/07	30,000,000	29,912,100
	U.S. TREASURY NOTES & BONDS TOTAL		29,912,100
	Total Government Agencies & Obligations (cost of $29,911,661)		29,912,100
		Shares
Preferred Stocks – 2.1%
COMMUNICATIONS – 0.1%
Media – 0.1%
Television – 0.1%
	Paxson Communications Corp., PIK (d)	103	894,708
			894,708

		Shares	Value ($)
Preferred Stocks – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Publishing - Periodicals – 0.0%
	Ziff Davis Holdings, Inc.	328	147,600
			147,600
		Media Total	1,042,308
Telecommunication Services – 0.0%
Wireless Equipment – 0.0%
	Loral Skynet Corp. (k)	1,635	305,702
			305,702
	Telecommunication Services Total		305,702
	COMMUNICATIONS TOTAL		1,348,010
FINANCIALS – 1.6%
Insurance – 0.3%
Special Purpose Entity – 0.3%
	Conseco, Inc.	102,400	2,905,600
			2,905,600
		Insurance Total	2,905,600
Real Estate Investment Trusts – 1.3%
REITs - Diversified – 1.3%
	Sovereign Real Estate Investment Corp.	8,406,000	12,104,640
			12,104,640
	Real Estate Investment Trusts Total		12,104,640
	FINANCIALS TOTAL		15,010,240
TECHNOLOGY – 0.4%
Software – 0.4%
	Quadramed Corp. (a)(c)(k)	216,900	4,012,650
		Software Total	4,012,650
	TECHNOLOGY TOTAL		4,012,650
	Total Preferred Stocks (cost of $20,111,292)		20,370,900
Common Stocks – 1.3%
COMMUNICATIONS – 0.5%
Internet – 0.1%
	Globix Corp. (c)(i)(k)	682,037	920,750
	Globix Corp. (f)(i)(k)	81,003	109,354
		Internet Total	1,030,104
Media – 0.3%
	Haights Cross Communications, Inc. (c)(i)(k)	61,000	3,202,500
		Media Total	3,202,500

		Shares	Value ($)
Common Stocks – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – 0.1%
	Loral Space & Communications Ltd. (k)	25,905	731,816
	Remote Dynamics, Inc. (k)	7,934	2,301
	Telecommunication Services Total		734,117
	COMMUNICATIONS TOTAL		4,966,721
CONSUMER DISCRETIONARY – 0.4%
Media – 0.4%
	Viacom, Inc., Class B	107,100	3,491,460
		Media Total	3,491,460
	CONSUMER DISCRETIONARY TOTAL		3,491,460
HEALTH CARE – 0.0%
Health Care Providers & Services – 0.0%
	Fountain View, Inc. (c)(f)(i)(k)	139	24,620
	Health Care Providers & Services Total		24,620
	HEALTH CARE TOTAL		24,620
INDUSTRIALS – 0.3%
Hand / Machine Tools – 0.2%
	Thermadyne Holdings Corp. (c)(k)	150,600	2,002,980
	Hand / Machine Tools Total		2,002,980
Metal Fabricate / Hardware – 0.1%
	ACP Holding Co. (a)(c)	711,489	1,280,680
	Metal Fabricate / Hardware Total		1,280,680
	INDUSTRIALS TOTAL		3,283,660
TECHNOLOGY – 0.1%
Software – 0.1%
	Quadramed Corp. (c)(k)	473,686	667,897
		Software Total	667,897
	TECHNOLOGY TOTAL		667,897
	Total Common Stocks (cost of $10,477,505)		12,434,358

		Units	Value ($)
Warrants – 0.1%
BASIC MATERIALS – 0.1%
Forest Products & Paper – 0.1%
Paper & Related Products – 0.1%
ACP Holding Co.	Expires 09/30/13(c)(k)	730,353	1,314,635
			1,314,635
	Forest Products & Paper Total		1,314,635
	BASIC MATERIALS TOTAL		1,314,635
COMMUNICATIONS – 0.0%
Media – 0.0%
Advertising – 0.0%
Riverdeep Acquisitions Loan	Expires 10/15/11(f)(h)(k)	16,612	—
			—
Multimedia – 0.0%
Haights Cross Communications, Inc.	Expires 12/10/11(c)(f)(h)(i)(k)	33	—
Haights Cross Communications, Inc.	Prefered Warrants, Expires 10/12/11(c)(f)(k)	44,604	446
			446
Publishing - Periodicals – 0.0%
Ziff Davis Media, Inc. Series E	Expires 08/12/12(k)	78,048	7,805
			7,805
		Media Total	8,251
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
ICO Global Communications	Expires 5/16/06(k)	1,720	28
UbiquiTel, Inc.	Expires 04/15/10(a)(c)(f)(k)	180	2
			28
Telecommunication Services – 0.0%
Colo.Com, Inc.	Expires 03/15/10(a)(h)(k)	1,145	—
			—
	Telecommunication Services Total		28
	COMMUNICATIONS TOTAL		8,279
INDUSTRIALS – 0.0%
Hand / Machine Tools – 0.0%
Machine Tools & Related Products – 0.0%
Thermadyne Holdings Corp.	Expires 5/23/06 (c)(f)(h)(k)	220	—
			—
	Hand / Machine Tools Total		—
	INDUSTRIALS TOTAL		—

	Total Warrants (cost of $35,200)		1,322,914

		Par ($)	Value ($)
Asset-Backed Securities – 0.0%
GT Telecom Racers Trust
	9.755% 07/02/07(f)(h)	416,779	—

	Total Asset-Backed Securities (cost of $225,493)		—
Short-Term Obligation – 8.2%

	Repurchase agreement with State Street Bank & Trust Co., dated 12/30/05, due 01/03/06 at 4.080%, collateralized by U.S. Government Agency obligations with various maturities to 09/02/08 market value of $80,860,257 (repurchase proceeds $79,306,936)	79,271,000	79,271,000

	Total Short-Term Obligation (cost of $79,271,000)		79,271,000

Total Investments – 96.2% (cost of $927,290,893)(l)(m)	932,265,320

Other Assets & Liabilities, Net – 3.8%	36,738,397

Net Assets – 100.0%	969,003,717

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s (Funds’) shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities, which are not illiquid, amounted to $159,969,017, which represents 16.5% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2005.

(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At December 31, 2005, the value of these securities represents 2.1% of net assets.

(d)	Payment-in-kind securities.

(e)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)	The issuer is in default of certain debt covenants. Income is not being accrued. At December 31, 2005, the value of these securities represents 3.8% of net assets.

(h)	Security has no value.

(i)	Loan participation agreement.

(j)	Zero coupon bond.

(k)	Non-income producing security.

(l)	Cost for federal income tax purposes is $927,290,893.

(m)	Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$51,350,336	$(46,375,909)	$4,974,427

At December 31, 2005, the following forward foreign currency contracts were outstanding

Description	Local Currency	Value of contract when opened (local currency) (000)	Value of contract when opened (US dollars) (000)	Market value of contract (US dollars) (000)	Unrealized appreciation/ depreciation (000)
Contracts to Buy

Expiring January 6, 2006	Euro	6,350,000	$7,520,657	$7,555,427	$(34,770)
Net unrealized depreciation					(34,770)

Contracts to Sell

Expiring January 6, 2006	Euro	(12,044,307)	(14,264,740)	(14,455,577)	190,837
Net unrealized appreciation					190,837
Total net unrealized appreciation					$156,067

Acronym	Name
PIK	Payment-In-Kind

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia Intermediate Core Bond Master Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 39.4%
BASIC MATERIALS – 1.5%
Chemicals – 0.8%
Dow Chemical Co.
	6.000% 10/01/12	340,000	356,385
	6.125% 02/01/11	1,579,000	1,653,308
E.I. Dupont De Nemours & Co.
	3.375% 11/15/07	1,298,000	1,264,641
Potash Corp. of Saskatchewan
	4.875% 03/01/13	435,000	422,454
Praxair, Inc.
	4.750% 07/15/07	705,000	704,443
	6.500% 03/01/08	1,192,000	1,228,809
	6.625% 10/15/07	1,394,000	1,434,719
	6.900% 11/01/06	489,000	496,477
	Chemicals Total		7,561,236
Forest Products & Paper – 0.4%
International Paper Co.
	4.250% 01/15/09	577,000	559,303
	5.850% 10/30/12	973,000	988,578
MeadWestvaco Corp.
	6.850% 04/01/12	1,501,000	1,594,993
	Forest Products & Paper Total		3,142,874
Metals & Mining – 0.3%
Alcan, Inc.
	6.450% 03/15/11	29,000	30,711
Alcoa, Inc.
	7.375% 08/01/10	1,570,000	1,722,635
BHP Billiton Finance USA Ltd.
	4.800% 04/15/13	641,000	627,738
CODELCO, Inc.
	5.500% 10/15/13(a)	701,000	717,649
	Metals & Mining Total		3,098,733
	BASIC MATERIALS TOTAL		13,802,843
COMMUNICATIONS – 5.2%
Media – 1.9%
Clear Channel Communications
	6.000% 11/01/06	1,607,000	1,617,751
Comcast Cable Communications, Inc.
	6.375% 01/30/06	1,104,000	1,105,325
	7.125% 06/15/13	1,620,000	1,762,171

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Comcast Corp.
	5.850% 01/15/10	2,500,000	2,551,025
News America Holdings, Inc.
	9.250% 02/01/13	967,000	1,177,477
News America, Inc.
	6.400% 12/15/35(a)	2,000,000	2,024,440
	6.625% 01/09/08	1,247,000	1,287,054
Time Warner, Inc.
	7.250% 09/01/08	1,785,000	1,869,216
	8.110% 08/15/06	10,000	10,158
	9.125% 01/15/13	1,727,000	2,025,909
Walt Disney Co.
	5.500% 12/29/06	336,000	337,861
	6.750% 03/30/06	1,073,000	1,078,118
		Media Total	16,846,505
Telecommunication Services – 3.3%
AT&T, Inc.
	4.125% 09/15/09	1,610,000	1,554,471
	4.542% 11/14/08(b)	1,500,000	1,499,610
	5.875% 02/01/12	1,100,000	1,132,824
British Telecommunications PLC
	8.375% 12/15/10	943,000	1,075,095
	8.875% 12/15/30	500,000	671,930
Cingular Wireless Services, Inc.
	8.125% 05/01/12	636,000	733,480
Deutsche Telekom International Finance BV
	5.250% 07/22/13	3,980,000	3,952,259
France Telecom SA
	7.750% 03/01/11	4,091,000	4,584,456
Sprint Capital Corp.
	6.125% 11/15/08	697,000	716,537
	8.375% 03/15/12	3,121,000	3,623,013
Telecom Italia Capital SA
	5.250% 10/01/15	2,660,000	2,580,280
Telefonos de Mexico SA
	4.500% 11/19/08	11,000	10,808
TELUS Corp.
	7.500% 06/01/07	3,625,000	3,748,178

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Verizon Global Funding Corp.
	7.750% 12/01/30	1,000,000	1,189,710
Verizon Pennsylvania, Inc.
	5.650% 11/15/11	2,533,000	2,525,274
	Telecommunication Services Total		29,597,925
	COMMUNICATIONS TOTAL		46,444,430
CONSUMER CYCLICAL – 1.5%
Airlines – 0.1%
Continental Airlines, Inc.
	7.461% 04/01/15	796,762	742,980
		Airlines Total	742,980
Auto Manufacturers – 0.4%
DaimlerChrysler N.A. Holding Corp.
	4.050% 06/04/08	3,842,000	3,739,649
	Auto Manufacturers Total		3,739,649
Home Builders – 0.4%
Centex Corp.
	4.550% 11/01/10	3,190,000	3,056,371
	5.250% 06/15/15	820,000	777,639
	Home Builders Total		3,834,010
Lodging – 0.3%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	3,000,000	2,928,180
	Lodging Total		2,928,180
Retail – 0.3%
Costco Wholesale Corp.
	5.500% 03/15/07	4,000	4,029
Target Corp.
	3.375% 03/01/08	10,000	9,716
	5.375% 06/15/09	802,000	815,177
	5.400% 10/01/08	923,000	937,279
Wal-Mart Stores, Inc.
	4.375% 07/12/07	40,000	39,844

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
	4.550% 05/01/13	850,000	830,135
	Retail Total		2,636,180
	CONSUMER CYCLICAL TOTAL		13,880,999

CONSUMER NON-CYCLICAL – 2.7%
Beverages – 0.4%
Anheuser-Busch Companies, Inc.
	6.000% 04/15/11	1,142,000	1,193,287
Coca-Cola Co.
	5.750% 03/15/11	3,000	3,122
Diageo Finance BV
	3.000% 12/15/06	2,439,000	2,397,537
	Beverages Total		3,593,946
Cosmetics / Personal Care – 0.2%
Procter & Gamble Co.
	4.750% 06/15/07	1,847,000	1,847,628
	Cosmetics / Personal Care Total		1,847,628
Food – 1.1%
Cadbury-Schweppes PLC
	5.125% 10/01/13(a)	2,016,000	1,994,550
Campbell Soup Co.
	5.500% 03/15/07	2,357,000	2,372,651
Fred Meyer, Inc.
	7.450% 03/01/08	2,444,000	2,542,713
General Mills, Inc.
	2.625% 10/24/06	1,919,000	1,884,477
Kroger Co.
	6.750% 04/15/12	633,000	665,783
	Food Total		9,460,174
Healthcare Services – 0.2%
WellPoint, Inc.
	6.375% 06/15/06	1,728,000	1,740,044
	Healthcare Services Total		1,740,044
Household Products / Wares – 0.1%
Fortune Brands, Inc.
	2.875% 12/01/06	621,000	609,561
	Household Products / Wares Total		609,561

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – 0.7%
Abbott Laboratories
	5.625% 07/01/06	12,000	12,051
GlaxoSmithKline Capital PLC
	2.375% 04/16/07	2,112,000	2,052,273
Wyeth
	5.500% 02/01/14	1,550,000	1,571,793
	5.500% 02/15/16(a)	3,000,000	3,036,450
	Pharmaceuticals Total		6,672,567
	CONSUMER NON-CYCLICAL TOTAL		23,923,920
ENERGY – 2.7%
Oil & Gas – 1.5%
BP Capital Markets PLC
	2.750% 12/29/06	1,293,000	1,267,282
Burlington Resources Finance Co.
	5.600% 12/01/06	2,421,000	2,436,833
Conoco Funding Co.
	6.350% 10/15/11	1,427,000	1,522,281
Devon Financing Corp.
	6.875% 09/30/11	530,000	578,140
Pemex Project Funding Master Trust
	7.875% 02/01/09	1,939,000	2,072,791
Ras Laffan Liquefied Natural Gas Co., Ltd. II
	5.298% 09/30/20(a)	3,000,000	2,970,720
USX Corp.
	6.650% 02/01/06	2,237,000	2,239,953
Valero Energy Corp.
	6.875% 04/15/12	827,000	901,546
	Oil & Gas Total		13,989,546
Pipelines – 1.2%
CenterPoint Energy Resources Corp.
	7.875% 04/01/13	1,219,000	1,398,193
Consolidated Natural Gas Co.
	5.375% 11/01/06	1,065,000	1,067,641
Duke Capital LLC.
	4.370% 03/01/09	1,415,000	1,384,450
Kinder Morgan Finance Co. ULC
	5.350% 01/05/11(a)	4,250,000	4,255,057
	5.700% 01/05/16(a)	1,125,000	1,131,424

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
TEPPCO Partners LP
	7.625% 02/15/12	1,311,000	1,454,319
	Pipelines Total		10,691,084
	ENERGY TOTAL		24,680,630
FINANCIALS – 19.5%
Banks – 4.9%
Bank of New York Co., Inc.
	3.900% 09/01/07	648,000	638,760
Bank One Corp.
	6.000% 08/01/08	4,000,000	4,109,080
Barclays Bank PLC
	7.400% 12/15/09	2,000	2,172
City National Corp.
	5.125% 02/15/13	597,000	598,093
Comerica, Inc.
	7.250% 08/01/07	2,000,000	2,072,840
Deutsche Bank Financial, Inc.
	6.700% 12/13/06	6,000	6,093
HSBC Bank USA N.A.
	4.509% 12/14/06(b)	3,000,000	2,998,260
Huntington National Bank
	2.750% 10/16/06	923,000	906,718
Key Bank National Association
	7.000% 02/01/11	964,000	1,047,646
Korea Development Bank
	5.250% 11/16/06	5,000	5,015
Mellon Funding Corp.
	4.875% 06/15/07	1,028,000	1,029,264
	6.400% 05/14/11	8,000	8,536
	6.700% 03/01/08	900,000	934,227
National City Bank
	4.625% 05/01/13	1,968,000	1,910,987
Popular North America, Inc.
	6.125% 10/15/06	3,286,000	3,308,903
Regions Financial Corp.
	6.375% 05/15/12	1,223,000	1,311,986
Scotland International Finance
	4.250% 05/23/13(a)	1,700,000	1,620,678
SouthTrust Bank, Inc.
	4.750% 03/01/13	738,000	732,081

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Union Planters Corp.
	4.375% 12/01/10	2,366,000	2,298,238
US Bancorp
	4.500% 07/29/10	4,000,000	3,931,840
Wachovia Corp.
	3.500% 08/15/08	3,609,000	3,497,807
	4.850% 07/30/07	2,116,000	2,116,127
Wells Fargo & Co.
	4.593% 09/15/09(b)	9,200,000	9,202,116
		Banks Total	44,287,467
Diversified Financial Services – 12.2%
American Express Co.
	3.750% 11/20/07	1,120,000	1,097,947
	4.750% 06/17/09	907,000	902,129
American General Finance Corp.
	2.750% 06/15/08	1,022,000	969,520
	5.400% 12/01/15	1,800,000	1,792,656
Bear Stearns Companies, Inc.
	4.500% 10/28/10	1,829,000	1,780,257
Capital One Bank
	5.125% 02/15/14	1,075,000	1,056,209
Caterpillar Financial Services Corp.
	4.500% 09/01/08	3,705,000	3,666,727
	4.500% 06/15/09	582,000	573,730
CIT Group, Inc.
	7.375% 04/02/07	1,845,000	1,899,630
Citigroup, Inc.
	4.125% 02/22/10	1,900,000	1,846,800
	4.310% 05/02/08(b)	3,000,000	3,001,950
	5.300% 01/07/16	6,400,000	6,467,136
	6.000% 02/21/12	2,111,000	2,227,569
Countrywide Home Loans, Inc.
	4.125% 09/15/09	1,905,000	1,836,210
	5.500% 08/01/06	2,687,000	2,696,243
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	2,460,000	2,442,337
	5.875% 08/01/06	1,210,000	1,217,853
	6.125% 11/15/11	1,597,000	1,679,485
General Electric Capital Corp.
	3.750% 12/15/09	1,000,000	959,430

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
	4.611% 12/15/09(b)	2,565,000	2,569,386
	4.641% 06/22/09(b)	7,250,000	7,263,340
	5.875% 02/15/12	3,343,000	3,485,746
Goldman Sachs Group, Inc.
	4.125% 01/15/08	315,000	310,590
	6.600% 01/15/12	2,503,000	2,696,607
HSBC Finance Corp.
	4.620% 11/16/09(b)	1,650,000	1,652,492
	5.750% 01/30/07	2,176,000	2,195,649
	6.375% 11/27/12	3,072,000	3,270,820
	7.200% 07/15/06	1,118,000	1,131,975
International Lease Finance Corp.
	4.875% 09/01/10	3,200,000	3,161,088
John Deere Capital Corp.
	3.625% 05/25/07	2,074,000	2,038,472
JPMorgan Chase & Co.
	5.250% 05/30/07	3,382,000	3,403,442
	7.250% 06/01/07	3,836,000	3,959,212
Lehman Brothers Holdings, Inc.
	4.000% 01/22/08	367,000	360,721
	7.000% 02/01/08	4,513,000	4,695,822
	7.875% 08/15/10	336,000	374,143
MassMutual Global Funding II
	2.550% 07/15/08(a)	1,020,000	963,247
Merrill Lynch & Co., Inc.
	2.070% 06/12/06	1,591,000	1,571,526
	3.700% 04/21/08	1,360,000	1,325,565
	6.000% 02/17/09	2,596,000	2,677,411
Morgan Stanley
	4.430% 01/15/10(b)	5,000,000	5,019,600
	5.300% 03/01/13	295,000	296,493
	6.600% 04/01/12	1,050,000	1,131,239
National Rural Utilities Cooperative Finance Corp.
	3.250% 10/01/07	1,023,000	995,983
	5.750% 08/28/09	1,824,000	1,872,610
Principal Life Global Funding I
	6.250% 02/15/12(a)	1,853,000	1,962,531

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Private Export Funding Corp.
	5.340% 03/15/06	2,000,000	2,003,520
Prudential Funding LLC
	6.600% 05/15/08(a)	2,860,000	2,963,503
Residential Capital Corp.
	6.375% 06/30/10	3,000,000	3,046,830
Rio Tinto Finance USA Ltd.
	2.625% 09/30/08	769,000	723,414
Toyota Motor Credit Corp.
	2.700% 01/30/07	2,674,000	2,616,108
	Diversified Financial Services Total		109,852,903
Insurance – 0.7%
Allstate Corp.
	6.125% 02/15/12	16,000	16,833
Hartford Financial Services Group, Inc.
	2.375% 06/01/06	590,000	584,419
	4.625% 07/15/13	1,120,000	1,082,110
ING Groep NV
	5.775% 12/29/49(b)	2,000,000	2,021,260
Marsh & McLennan Companies, Inc.
	3.625% 02/15/08	510,000	494,435
Metlife, Inc.
	5.375% 12/15/12	1,524,000	1,541,709
Nationwide Financial Services
	5.900% 07/01/12	256,000	265,613
Unitrin, Inc.
	4.875% 11/01/10	398,000	389,033
		Insurance Total	6,395,412
Real Estate – 0.0%
ERP Operating LP
	5.200% 04/01/13	356,000	353,999
	Real Estate Total		353,999
Real Estate Investment Trusts – 1.1%
Camden Property Trust
	5.375% 12/15/13	1,744,000	1,734,147
Health Care Property Investors, Inc.
	6.450% 06/25/12	612,000	639,558
iStar Financial, Inc.
	5.800% 03/15/11	2,000,000	2,013,380
Simon Property Group LP
	4.875% 08/15/10	1,750,000	1,726,130

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – (continued)
	5.750% 12/01/15(a)	3,250,000	3,283,085
	Real Estate Investment Trusts Total		9,396,300
Savings & Loans – 0.6%
Amsouth Bank NA
	4.850% 04/01/13(c)	1,712,000	1,683,889
Golden West Financial Corp.
	4.125% 08/15/07	406,000	401,392
	4.750% 10/01/12	1,283,000	1,267,411
Washington Mutual, Inc.
	4.625% 04/01/14	2,008,000	1,902,500
	5.625% 01/15/07	335,000	337,623
	Savings & Loans Total		5,592,815
	FINANCIALS TOTAL		175,878,896
INDUSTRIALS – 1.8%
Aerospace & Defense – 0.3%
General Dynamics Corp.
	4.500% 08/15/10	252,000	248,074
Goodrich Corp.
	7.625% 12/15/12	483,000	547,123
Northrop Grumman Corp.
	7.125% 02/15/11	1,106,000	1,206,591
Raytheon Co.
	5.375% 04/01/13	700,000	709,653
	Aerospace & Defense Total		2,711,441
Auto Manufacturers – 1.1%
Ford Motor Credit Co.
	5.700% 01/15/10	1,010,000	857,733
	7.375% 10/28/09	6,242,000	5,536,217
	7.375% 02/01/11	2,440,000	2,138,465
General Motors Acceptance Corp.
	6.150% 04/05/07	988,000	938,511
	Auto Manufacturers Total		9,470,926
Environmental Control – 0.1%
Waste Management, Inc.
	7.375% 08/01/10	1,195,000	1,298,475
	Environmental Control Total		1,298,475

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery - Construction & Mining – 0.0%
Caterpillar, Inc.
	6.550% 05/01/11	7,000	7,562
	Machinery - Construction & Mining Total		7,562
Miscellaneous Manufacturing – 0.0%
General Electric Co.
	5.000% 02/01/13	7,000	6,990
	Miscellaneous Manufacturing Total		6,990
Transportation – 0.3%
Burlington Northern Santa Fe Corp.
	4.875% 01/15/15	1,250,000	1,228,950
	6.750% 07/15/11	1,139,000	1,228,685
Canadian National Railroad Co.
	6.375% 10/15/11	397,000	424,123
	Transportation Total		2,881,758
	INDUSTRIALS TOTAL		16,377,152
TECHNOLOGY – 0.4%
Computers – 0.4%
Hewlett-Packard Co.
	5.750% 12/15/06	1,942,000	1,957,225
International Business Machines Corp.
	3.800% 02/01/08	1,500,000	1,469,730
	Computers Total		3,426,955
	TECHNOLOGY TOTAL		3,426,955
UTILITIES – 4.1%
Electric – 3.8%
American Electric Power Co., Inc.
	5.375% 03/15/10	1,800,000	1,817,640
Appalachian Power Co.
	3.600% 05/15/08	780,000	755,633
Carolina Power & Light Co.
	5.125% 09/15/13	1,100,000	1,091,772
Commonwealth Edison Co.
	4.700% 04/15/15	1,250,000	1,197,875
Consolidated Edison Co. of New York
	7.150% 12/01/09	1,600,000	1,728,800
Dominion Resources, Inc.
	4.819% 09/28/07(b)	2,830,000	2,832,236
	5.000% 03/15/13	571,000	557,718

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Duke Energy Corp.
	5.300% 10/01/15	2,400,000	2,428,368
Duquesne Light Co.
	6.700% 04/15/12	525,000	568,328
FirstEnergy Corp.
	6.450% 11/15/11	3,782,000	4,009,487
FPL Energy National Wind LLC
	5.608% 03/10/24(a)	977,430	964,733
Midamerican Energy Holdings Co.
	5.000% 02/15/14	1,483,000	1,439,340
NiSource Finance Corp.
	5.400% 07/15/14	491,000	491,221
Ohio Edison Co.
	4.000% 05/01/08	348,000	339,937
Pacific Gas & Electric Co.
	4.200% 03/01/11	908,000	868,911
Pepco Holdings, Inc.
	5.500% 08/15/07	571,000	574,426
Progress Energy, Inc.
	6.050% 04/15/07	3,330,000	3,370,260
Public Service Electric & Gas Co.
	4.000% 11/01/08	629,000	612,319
Scottish Power PLC
	4.910% 03/15/10	3,000,000	2,975,130
Southern Co. Capital Funding, Inc.
	5.300% 02/01/07	1,078,000	1,080,695
TransAlta Corp.
	5.750% 12/15/13	589,000	597,806
TXU Energy Co. LLC
	7.000% 03/15/13	2,373,000	2,524,943
Virginia Electric & Power Co.
	5.375% 02/01/07	1,032,000	1,035,777
	Electric Total		33,863,355

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Gas – 0.3%
Atmos Energy Corp.
	4.000% 10/15/09	3,000,000	2,861,910
	Gas Total		2,861,910
	UTILITIES TOTAL		36,725,265
	Total Corporate Fixed-Income Bonds & Notes (cost of $357,767,960)		355,141,090
Government Agencies & Obligations – 28.6%
FOREIGN GOVERNMENT OBLIGATIONS – 1.7%
Hellenic Republic of Greece
	6.950% 03/04/08	2,023,000	2,111,688
Quebec Province
	6.125% 01/22/11	3,188,000	3,363,531
Republic of Chile
	5.500% 01/15/13	872,000	894,672
Republic of Italy
	2.750% 12/15/06	1,163,000	1,146,078
Republic of South Africa
	6.500% 06/02/14	969,000	1,048,943
United Mexican States
	6.625% 03/03/15	5,925,000	6,473,063
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL		15,037,975
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 26.9%
Federal Home Loan Bank
	3.625% 11/14/08	1,800,000	1,749,341
	3.875% 06/14/13	3,500,000	3,298,060
Federal Home Loan Mortgage Corp.
	3.600% 07/07/10	3,550,000	3,383,871
	3.875% 01/12/09	28,500,000	27,779,007
	4.000% 09/22/09	2,000,000	1,938,350
	4.500% 01/15/13	700,000	687,596
	5.000% 01/30/14	7,825,000	7,712,437
	5.750% 03/15/09	1,750,000	1,801,646
	6.625% 09/15/09	2,136,000	2,269,376
Federal National Mortgage Association
	2.375% 02/15/07	19,000,000	18,505,354
	2.500% 01/30/07	5,000,000	4,881,950
	3.250% 11/15/07	3,000,000	2,920,665
	3.375% 12/15/08	3,000,000	2,891,439

13

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
	4.125% 04/15/14	1,500,000	1,430,388
	4.300% 06/30/08	10,000,000	9,887,640
	4.375% 09/15/12	2,095,000	2,047,052
	5.250% 01/15/09	15,386,000	15,620,821
Small Business Administration
	6.000% 09/01/18	2,776,337	2,854,559
U.S. Treasury Bonds
	5.375% 02/15/31	7,000,000	7,862,967
	7.250% 05/15/16	6,500,000	7,981,291
	12.000% 08/15/13	600,000	711,844
U.S. Treasury Notes
	4.250% 11/30/07	11,126,000	11,093,401
	4.375% 11/15/08	16,850,000	16,852,629
	4.375% 12/15/10(d)	51,542,000	51,582,254
	4.500% 11/15/15	30,494,000	30,744,142
U.S. Treasury STRIPS
	(e) 11/15/08	4,000,000	3,530,388
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		242,018,468
	Total Government Agencies & Obligations (cost of $258,442,075)		257,056,443
Collateralized Mortgage Obligations – 10.5%
AGENCY – 7.3%
Federal Home Loan Mortgage Corp.
	4.000% 05/15/14	5,000,000	4,898,374
	4.500% 05/15/24	3,044,551	3,014,475
	5.000% 08/15/16	2,221,312	2,219,337
	5.500% 01/15/23, I.O. (f)	2,054,821	96,227
	5.500% 05/15/27, I.O. (f)	2,272,615	181,605
Federal National Mortgage Association
	4.717% 08/25/12	5,000,000	4,917,459
	5.000% 07/25/16	1,896,685	1,892,007
	5.500% 08/25/17	2,818,360	2,844,036
	5.500% 09/25/35	4,205,688	4,181,491
	6.000% 04/25/17	2,624,000	2,716,844
Government National Mortgage Association
	4.374% 04/16/33	3,000,000	2,901,486
	4.486% 10/16/25	1,500,000	1,467,988

14

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
	4.763% 01/16/25	4,550,000	4,513,074
Small Business Administration
	4.340% 03/01/24	9,323,975	8,958,053
	4.500% 03/01/23	2,458,393	2,392,222
	4.890% 09/01/22	3,410,991	3,393,139
	5.180% 05/01/24	3,694,698	3,722,502
	5.240% 08/01/23	3,793,534	3,834,647
	5.310% 08/01/22	4,045,003	4,100,541
	5.660% 07/01/22	3,448,651	3,544,658
Vendee Mortgage Trust
	0.303% 03/15/29, I.O. (b)(c)(f)	12,842,376	103,420
	0.446% 09/15/27, I.O. (b)(c)(f)	10,175,048	109,054
	AGENCY TOTAL		66,002,639
NON - AGENCY – 3.2%
Chaseflex Trust
	5.500% 02/25/35	2,433,361	2,417,860
Citigroup Mortgage Loan Trust, Inc.
	(g) 08/25/35 (5.517% 02/25/06)	2,800,000	2,772,364
	(g) 08/25/35 (5.666% 02/25/06)	1,885,000	1,862,587
Countrywide Alternative Loan Trust
	5.500% 09/25/35	4,823,820	4,740,465
First Horizon Alternative Mortgage Securities
	6.000% 01/25/35	3,656,601	3,675,103
JPMorgan Mortgage Trust
	4.969% 07/25/34(b)	1,611,070	1,571,470
	5.015% 10/25/35(b)	3,500,000	3,456,390
Residential Accredit Loans, Inc.
	5.500% 02/25/35	5,910,821	5,869,446
Rural Housing Trust
	6.330% 04/01/26	375,846	372,629
Washington Mutual, Inc.
	4.679% 04/25/35(b)	2,500,000	2,462,600
	NON - AGENCY TOTAL		29,200,914
	Total Collateralized Mortgage Obligations (cost of $96,029,835)		95,203,553

15

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – 3.1%
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41	3,765,000	3,678,668
Greenwich Capital Commercial Funding Corp.
	5.301% 04/10/37(b)	3,000,000	3,031,170
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.780% 07/15/42	3,000,000	2,917,140
	4.878% 01/15/42	2,000,000	1,970,000
	5.314% 08/15/42(a)(b)	2,500,000	2,395,225
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.134% 10/15/37	3,177,083	3,075,067
LB-UBS Commercial Mortgage Trust
	5.124% 11/15/32(b)	2,315,000	2,322,501
Merrill Lynch Mortgage Investors, Inc.
	0.879% 12/15/30(b)	11,215,784	308,883
Morgan Stanley Capital I
	4.970% 12/15/41	7,949,000	7,880,082
	Total Commercial Mortgage-Backed Securities (cost of $28,702,017)		27,578,736
Mortgage-Backed Securities – 9.7%
Federal Home Loan Mortgage Corp.
	5.000% 12/01/13	1,731,239	1,717,164
	5.500% 02/01/18	1,608,434	1,618,623
	5.500% 03/01/18	155,172	156,155
	5.500% 03/01/33	96,271	95,623
	6.500% 04/01/32	496,658	509,883
	7.000% 12/01/10	82,272	85,092
	7.500% 10/01/29	220,493	231,590
Federal National Mortgage Association
	4.500% 11/01/20	6,500,005	6,324,895
	5.000% 05/01/09	316,989	314,468
	5.000% 09/01/35	8,556,242	8,290,642
	5.000% 09/01/35	1,977,199	1,915,823
	5.240% 09/01/12	2,482,075	2,497,782
	5.449% 08/01/36(b)	230,688	233,307
	5.500% 08/01/35	1,671,986	1,655,963
	5.500% 10/01/35	19,554,898	19,367,498
	6.000% 04/01/11	91,525	93,425

16

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.000% 04/01/13	973,538	994,796
	6.000% 06/01/14	441,482	451,293
	6.000% 12/01/31	1,101,177	1,124,249
	6.000% 04/01/35	8,640,128	8,730,337
	6.120% 10/01/08	1,364,749	1,322,391
	6.500% 05/01/11	128,597	132,228
	6.500% 06/01/13	128,763	132,467
	6.500% 08/01/31	636,906	654,692
	6.500% 09/01/31	241,348	248,088
	6.565% 12/01/07	838,358	853,317
	6.600% 11/01/07	747,815	760,817
	7.500% 10/01/15	65,646	69,036
	7.785% 02/01/19	2,836,631	3,044,011
	8.000% 07/01/07	8,047	8,232
	8.000% 12/01/09	80	80
	8.000% 12/01/29	423,452	452,663
	8.000% 02/01/30	26,584	28,397
	8.000% 03/01/30	16,581	17,712
	8.000% 04/01/30	8,134	8,689
	8.000% 05/01/30	19,445	20,771
	10.000% 10/01/20	210,805	236,105
	10.000% 12/01/20	248,843	278,699
	TBA:
	5.000% 12/01/99(h)	6,750,000	6,676,168
	5.500% 12/01/99(h)	6,250,000	6,287,112
	6.500% 12/01/99(h)	5,650,000	5,794,781
Government National Mortgage Association
	4.375% 04/20/22(b)	420,545	421,933
	4.750% 07/20/21(b)	105,653	106,248
	5.500% 12/15/13	16,459	16,709
	5.500% 01/15/14	59,704	60,610
	5.500% 02/15/14	115,872	117,628
	5.500% 03/15/14	251,196	255,004
	5.500% 04/15/14	241,317	244,976
	5.500% 05/15/14	257,006	260,903
	5.500% 06/15/14	265,950	269,982
	6.500% 06/15/11	46,244	47,766
	6.500% 08/15/12	16,161	16,693
	6.500% 06/15/13	1,411	1,458

17

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
MORTGAGE - BACKED SECURITIES – (continued)
	6.500% 07/15/13	37,246	38,480
	6.500% 09/15/13	166,194	171,703
	6.500% 10/15/13	326,149	336,962
	6.500% 11/15/13	4,588	4,740
	6.500% 07/15/14	108,608	112,210
	7.000% 05/15/12	121,884	127,140
	7.000% 09/15/13	55,353	57,770
	7.000% 10/15/23	49,277	51,887
	7.000% 12/15/28	363,243	381,748
	7.500% 02/15/27	15,367	16,189
	7.500% 09/15/29	642,573	676,157
	9.000% 11/15/17	90,958	98,349
	9.500% 09/15/16	9,200	10,086
	9.500% 08/15/20	2,090	2,313
	9.500% 12/15/20	2,847	3,151
	10.000% 05/15/16	4,051	4,507
	10.000% 07/15/17	17,837	19,843
	10.000% 08/15/17	14,429	16,052
	10.000% 08/15/18	767	854
	11.500% 06/15/13	57,236	63,143
	Total Mortgage-Backed Securities (cost of $87,203,054)		87,448,258
Asset-Backed Securities – 7.9%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	3,500,000	3,407,180
	4.730% 07/06/10	2,500,000	2,479,500
Bay View Auto Trust
	5.310% 06/25/14	2,550,000	2,549,618
BMW Vehicle Owner Trust
	3.320% 02/25/09	5,811,000	5,692,456
Bombardier Capital Mortgage Securitization Corp.
	6.230% 04/15/28	4,394	4,367
Carmax Auto Owner Trust
	5.370% 06/15/12	2,125,000	2,129,696
Chase Manhattan Auto Owner Trust
	2.830% 09/15/10	1,725,000	1,665,712
Citibank Credit Card Issuance Trust
	5.650% 06/16/08	1,500,000	1,506,165

18

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
CitiFinancial Mortgage Securities, Inc.
	2.645% 04/25/34	2,500,000	2,405,475
Credit-Based Asset Servicing and Securitization
	5.555% 11/25/35	2,950,000	2,953,481
Discover Card Master Trust
	5.750% 12/15/08	5,000,000	5,022,750
First Plus Home Loan Trust
	(g) 05/10/24 (7.720% 03/10/06)	48,028	48,117
Ford Credit Auto Owner Trust
	4.080% 06/15/10	3,500,000	3,416,665
GE Equipment Small Ticket LLC
	4.620% 12/22/14(a)	1,800,000	1,768,608
	5.120% 06/22/15(a)	5,000,000	5,003,125
Green Tree Financial Corp.
	8.250% 07/15/27	861,163	856,805
GSAA Trust
	4.316% 11/25/34(b)	2,000,000	1,963,720
Hyundai Auto Receivables Trust
	4.200% 02/15/12	2,650,000	2,601,459
JP Morgan Mortgage Acquisition Corp.
	5.627% 10/25/35	3,651,000	3,651,876
Long Beach Auto Receivables Trust
	4.522% 06/15/12	3,000,000	2,968,980
Memory Lane Advance Receivables Backed Notes
	5.027% 10/24/14(a)	5,000,000	4,976,550
Renaissance Home Equity Loan Trust
	5.565% 02/25/36	3,250,000	3,250,000
Residential Asset Mortgage Products, Inc.
	2.870% 08/25/30(b)	2,232,149	2,205,050
	3.981% 04/25/29	1,100,000	1,073,556
	5.670% 10/25/34	2,000,000	1,937,420
Residential Funding Mortgage Securities II, Inc.
	(g) 09/25/35 (5.110% 02/25/06)	2,500,000	2,470,825
WFS Financial Owner Trust
	4.620% 11/19/12	3,500,000	3,468,885
	Total Asset-Backed Securities (cost of $72,629,481)		71,478,041

19

		Par ($)	Value ($)
Short-Term Obligations – 2.1%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 2.1%
Federal National Mortgage Association, Discount Notes
	4.150% 01/12/06(i)	5,650,000	5,642,836
	4.160% 01/18/06(i)	13,000,000	12,974,462

	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		18,617,298

	Total Short-Term Obligations (cost of $18,617,298)		18,617,298

	Total Investments – 101.3% (cost of $919,391,720)(j)(k)		912,523,419

	Other Assets & Liabilities, Net – (1.3)%		(12,147,589)

	Net Assets – 100.0%		900,375,830

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $42,031,575, which represents 4.7% of net assets.

20

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2005.

(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At December 31, 2005, the value of this security represents 0.2% of net assets.

(d)	Security pledged as collateral for open futures contracts.

(e)	Zero coupon bond.

(f)	Accrued interest accumulates in the value of this security and is payable at redemption.

(g)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(h)	Security, or a portion thereof, purchased on a delayed delivery basis.

(i)	The rate shown represents the annualized yield at the date of purchase.

(j)	Cost for federal income tax purposes is $919,391,720.

(k)	Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$5,325,112	$(12,193,413)	$(6,868,301)

At December 31, 2005, the Fund held the following open long futures contract:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10-Year U.S. Treasury Notes	27	$2,953,969	$2,939,203	Mar-2006	$14,766

Acronym	Name
I.O.	Interest Only Security
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

21

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia International Value Master Portfolio

		Shares	Value ($)*
Common Stocks – 99.2%
CONSUMER DISCRETIONARY – 13.0%
Automobiles – 3.4%
	DaimlerChrysler AG, Registered Shares	1,113,800	56,885,600
	Renault SA	423,162	34,517,622
	Volkswagen AG	997,598	52,686,916
	Automobiles Total		144,090,138
Hotels, Restaurants & Leisure – 0.5%
	Compass Group PLC	5,820,000	22,079,363
	Hotels, Restaurants & Leisure Total		22,079,363
Household Durables – 3.2%
	Matsushita Electric Industrial Co., Ltd., ADR	1,639,310	31,769,828
	Sony Corp.	2,457,100	100,421,605
	Household Durables Total		132,191,433
Leisure Equipment & Products – 1.8%
	Fuji Photo Film Co., Ltd.	2,305,905	76,254,119
	Leisure Equipment & Products Total		76,254,119
Media – 1.5%
	ITV PLC	31,616,600	61,195,946
	Media Total		61,195,946
Multiline Retail – 2.6%
	Marks & Spencer Group PLC	366,400	3,183,478
	Marks & Spencer Group PLC, ADR	2,009,480	103,689,168
	Multiline Retail Total		106,872,646
	CONSUMER DISCRETIONARY TOTAL		542,683,645
CONSUMER STAPLES – 14.9%
Food & Staples Retailing – 5.7%
	Carrefour SA	711,300	33,330,635
	Koninklijke Ahold NV (a)	7,383,700	55,334,512
	Koninklijke Ahold NV (a) (b)	4,922,466	36,888,960
	Wm. Morrison Supermarkets PLC	33,464,965	111,410,548
	Food & Staples Retailing Total		236,964,655
Food Products – 7.4%
	Nestle SA, Registered Shares	483,200	144,513,223
	Unilever NV	1,193,868	81,766,359
	Unilever PLC	8,125,500	80,594,308
	Food Products Total		306,873,890

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 1.8%
	Japan Tobacco, Inc.	5,266	76,800,950
	Tobacco Total		76,800,950
	CONSUMER STAPLES TOTAL		620,639,495
FINANCIALS – 23.5%
Commercial Banks – 15.6%
	ABN AMRO Holding NV, ADR	3,236,850	84,611,259
	Banca Intesa S.p.A.	12,116,186	64,190,973
	Banco Bilboa Vizcaya Argentaria SA, ADR	1,844,533	32,924,914
	Banco Santander Central Hispano SA	2,622,400	34,616,949
	Commerzbank AG	1,097,456	33,807,215
	DBS Group Holdings Ltd., ADR	263,453	10,406,393
	DBS Group Holdings Ltd., ADR (b)	8,994,000	89,247,462
	Mitsubishi UFJ Financial Group, Inc., ADR	5,669,861	77,620,397
	Oversea-Chinese Banking Corp., Ltd.	13,094,400	52,766,656
	Sumitomo Mitsui Financial Group, Inc.	2,986	31,648,790
	Sumitomo Mitsui Financial Group, Inc., ADR	3,254,657	34,173,898
	UniCredito Italiano SpA	14,795,900	101,597,815
	Commercial Banks Total		647,612,721
Diversified Financial Services – 0.7%
	Jardine Matheson Holdings Ltd., ADR	1,742,900	29,977,880
	Diversified Financial Services Total		29,977,880
Insurance – 6.9%
	Aegon NV	3,952,734	64,345,070
	Millea Holdings, Inc.	2,725	46,905,075
	Mitsui Sumitomo Insurance Co., Ltd.	3,200,000	39,153,771
	Royal & Sun Alliance Insurance Group PLC	22,958,200	49,670,759
	Royal & Sun Alliance Insurance Group PLC (b)	18,396,200	39,800,734
	Zurich Financial Services AG, ADR (a)	2,171,486	46,035,503
	Insurance Total		285,910,912
Thrifts & Mortgage Finance – 0.3%
	Hypo Real Estate Holding AG, ADR	253,261	13,126,391
	Thrifts & Mortgage Finance Total		13,126,391
	FINANCIALS TOTAL		976,627,904
HEALTH CARE – 7.8%
Pharmaceuticals – 7.8%
	Daiichi Sankyo Co., Ltd. (a)	4,007,248	77,300,964

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	GlaxoSmithKline PLC	3,094,700	78,215,949
	Ono Pharmaceutical Co., Ltd.	1,486,700	67,190,495
	Sanofi-Aventis	715,186	62,656,439
	Schering AG	556,100	37,263,557
	Taisho Pharmaceutical Co., Ltd.	26,000	487,218
	Pharmaceuticals Total		323,114,622
	HEALTH CARE TOTAL		323,114,622
INDUSTRIALS – 4.0%
Aerospace & Defense – 0.8%
	Bombardier, Inc., Class B	13,599,000	32,288,047
	Aerospace & Defense Total		32,288,047
Commercial Services & Supplies – 0.6%
	Dai Nippon Printing Co., Ltd.	1,509,000	26,869,886
	Commercial Services & Supplies Total		26,869,886
Machinery – 2.6%
	Heidelberger Druckmaschinen AG (b)	1,226,400	46,926,534
	Invensys PLC (a)(b)	23,160,268	7,371,744
	Invensys PLC, ADR (a)	18,541,415	10,754,021
	Mitsubishi Heavy Industries, Ltd.	9,508,500	41,924,959
	Machinery Total		106,977,258
	INDUSTRIALS TOTAL		166,135,191
INFORMATION TECHNOLOGY – 5.5%
Communications Equipment – 3.0%
	Alcatel SA (a)	2,911,400	36,088,061
	Alcatel SA, ADR (a)	3,835,200	47,556,480
	Nortel Networks Corp. (a)	13,732,700	42,022,062
	Communications Equipment Total		125,666,603
Electronic Equipment & Instruments – 1.9%
	Hitachi Ltd., ADR	1,199,825	80,868,205
	Electronic Equipment & Instruments Total		80,868,205
Semiconductors & Semiconductor Equipment – 0.6%
	STMicroelectronics NV	1,321,200	23,728,437
	Semiconductors & Semiconductor Equipment Total		23,728,437
	INFORMATION TECHNOLOGY TOTAL		230,263,245
MATERIALS – 2.9%
Chemicals – 2.2%
	Akzo Nobel NV	1,040,500	48,226,844
	Akzo Nobel NV, ADR	970,000	44,697,600
	Chemicals Total		92,924,444

3

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 0.7%
	Corus Group PLC, ADR	2,813,700	28,587,192
	Metals & Mining Total		28,587,192
	MATERIALS TOTAL		121,511,636
TELECOMMUNICATION SERVICES – 21.1%
Diversified Telecommunication Services – 20.0%
	Brasil Telecom Participacoes SA, ADR	241,760	9,029,736
	BT Group PLC, ADR	1,152,030	44,214,911
	Compania Anonima Nacional Telefonos de Venezuela, ADR (c)	2,878,864	41,167,755
	Contax Participacoes SA, ADR (a)	2,827,200	3,401,687
	Deutsche Telekom AG, ADR	6,010,800	99,959,604
	Deutsche Telekom AG, Registered Shares	1,313,200	21,890,139
	KT Corp., ADR	2,914,300	62,803,165
	Nippon Telegraph & Telephone Corp., ADR	2,571,180	58,648,616
	Portugal Telecom SGPS SA, ADR	8,194,176	82,515,352
	Swisscom AG, ADR	2,291,700	72,211,467
	Tele Norte Leste Participacoes SA, ADR	2,164,000	38,778,880
	Telecom Corp. of New Zealand Ltd., ADR	1,524,800	49,830,464
	Telecom Italia S.p.A., ADR	1,649,181	48,172,577
	Telecom Italia S.p.A.	5,486,380	13,607,705
	Telecomunicacoes Brasileiras SA, ADR	663,200	22,780,920
	Telefonica SA, ADR	2,382,881	107,277,303
	Telefonos de Mexico SA de CV, ADR, Class L	2,377,840	58,685,091
	Diversified Telecommunication Services Total		834,975,372
Wireless Telecommunication Services – 1.1%
	SK Telecom Co., Ltd.	57,077	10,156,573
	SK Telecom Co. Ltd., ADR	1,448,339	29,386,798
	Tele Centro Oeste Celular Participacoes SA, ADR	98,437	1,104,463
	Tele Leste Celular Participacoes SA, ADR (a)	7,626	107,908
	Telesp Celular Participacoes SA, ADR (a)	92,996	351,525

4

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	Tim Participacoes SA, ADR	61,418	1,552,647
	Wireless Telecommunication Services Total		42,659,914
	TELECOMMUNICATION SERVICES TOTAL		877,635,286
UTILITIES – 6.5%
Electric Utilities – 6.5%
	Centrais Electricas Brasileiras SA, ADR	9,502,687	77,307,210
	Electricite de France (a)	1,028,540	38,941,675
	Electricite de France (a)(b)	1,218,160	46,120,901
	Korea Electric Power Corp., ADR	5,657,650	110,267,598
	Electric Utilities Total		272,637,384
	UTILITIES TOTAL		272,637,384
	Total Common Stocks (cost of $3,343,575,837)		4,131,248,408
		Par ($)
Short-Term Obligation – 0.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/30/05, due 01/03/06 at 3.380%, collateralized by a U.S. Treasury Note maturing 07/31/07, market value of $15,768,139 (repurchase proceeds $15,463,805)	15,458,000	15,458,000

	Total Short-Term Obligation (cost of $15,458,000)		15,458,000

	Total Investments – 99.6% (cost of $3,359,033,837)(d)(e)		4,146,706,408

	Other Assets & Liabilities, Net – 0.4%		17,808,733

	Net Assets – 100.0%		4,164,515,141

5

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s (Funds’) shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $266,356,335, which represents 6.4% of net assets.

(c)	Investments in affiliates as of December 31, 2005: Security name: Compania Anonima Nacional Telefonos de Venezuela, ADR

Shares as of 03/31/05:	2,878,864
Shares purchased:	—
Shares sold:	—
Shares as of 12/31/05:	2,878,864
Net realized gain/loss:	$—
Dividend income earned:	$4,556,119
Value at end of period:	$41,167,755

(d)	Cost for federal income tax purposes is $3,359,033,837.

(e)	Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$991,905,819	$(204,233,248)	$787,672,571

Acronym	Name
ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia Large Cap Core Master Portfolio

		Shares	Value ($)*
Common Stocks – 99.3%
CONSUMER DISCRETIONARY – 10.4%
Hotels, Restaurants & Leisure – 2.6%
	Carnival Corp.	302,970	16,199,806
	McDonald’s Corp.	663,225	22,363,947
	Yum! Brands, Inc.	66,410	3,113,301
	Hotels, Restaurants & Leisure Total		41,677,054
Household Durables – 0.3%
	Ryland Group, Inc.	69,425	5,007,625
	Household Durables Total		5,007,625
Media – 2.0%
	McGraw-Hill Companies, Inc.	211,503	10,919,900
	News Corp., Class A	808,050	12,565,177
	Viacom, Inc., Class B	241,040	7,857,904
	Media Total		31,342,981
Multiline Retail – 1.8%
	Federated Department Stores, Inc.	239,159	15,863,417
	J.C. Penney Co., Inc.	220,650	12,268,140
	Multiline Retail Total		28,131,557
Specialty Retail – 2.4%
	Home Depot, Inc.	483,054	19,554,026
	Lowe’s Companies, Inc.	117,929	7,861,147
	Staples, Inc.	437,300	9,931,083
	Specialty Retail Total		37,346,256
Textiles, Apparel & Luxury Goods – 1.3%
	NIKE, Inc., Class B	230,000	19,961,700
	Textiles, Apparel & Luxury Goods Total		19,961,700
	CONSUMER DISCRETIONARY TOTAL		163,467,173
CONSUMER STAPLES – 8.9%
Beverages – 4.0%
	Coca-Cola Co.	560,652	22,599,882
	Diageo PLC, ADR	188,460	10,987,218
	PepsiCo, Inc.	506,845	29,944,403
	Beverages Total		63,531,503
Food & Staples Retailing – 1.1%
	Wal-Mart Stores, Inc.	359,620	16,830,216
	Food & Staples Retailing Total		16,830,216
Food Products – 0.5%
	Sara Lee Corp.	389,700	7,365,330
	Food Products Total		7,365,330

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 2.4%
	Colgate-Palmolive Co.	441,550	24,219,017
	Procter & Gamble Co.	247,000	14,296,360
	Household Products Total		38,515,377
Tobacco – 0.9%
	Altria Group, Inc.	186,050	13,901,656
	Tobacco Total		13,901,656
	CONSUMER STAPLES TOTAL		140,144,082
ENERGY – 9.2%
Energy Equipment & Services – 2.6%
	BJ Services Co.	338,300	12,405,461
	Cooper Cameron Corp. (a)	263,500	10,908,900
	Schlumberger Ltd.	174,300	16,933,245
	Energy Equipment & Services Total		40,247,606
Oil, Gas & Consumable Fuels – 6.6%
	Arch Coal, Inc.	94,900	7,544,550
	Chevron Corp.	437,000	24,808,490
	ConocoPhillips	217,150	12,633,787
	Exxon Mobil Corp.	692,140	38,877,504
	Murphy Oil Corp.	210,400	11,359,496
	Petroleo Brasileiro SA, ADR	119,600	8,523,892
	Oil, Gas & Consumable Fuels Total		103,747,719
	ENERGY TOTAL		143,995,325
FINANCIALS – 21.3%
Capital Markets – 2.1%
	A.G. Edwards, Inc.	175,700	8,233,302
	Lehman Brothers Holdings, Inc.	131,300	16,828,721
	Northern Trust Corp.	157,015	8,136,517
	Capital Markets Total		33,198,540
Commercial Banks – 5.7%
	Cullen/Frost Bankers, Inc.	166,350	8,929,668
	PNC Financial Services Group, Inc.	256,645	15,868,360
	U.S. Bancorp	516,548	15,439,620
	Wachovia Corp.	490,625	25,934,437
	Wells Fargo & Co.	251,925	15,828,448
	Zions Bancorporation	109,575	8,279,487
	Commercial Banks Total		90,280,020

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – 0.5%
	AmeriCredit Corp. (a)	297,430	7,623,131
	Consumer Finance Total		7,623,131
Diversified Financial Services – 4.6%
	CIT Group, Inc.	328,895	17,030,183
	Citigroup, Inc.	1,139,550	55,302,362
	Diversified Financial Services Total		72,332,545
Insurance – 6.8%
	ACE Ltd.	145,890	7,796,362
	AFLAC, Inc.	177,225	8,226,785
	Allstate Corp.	210,620	11,388,223
	Conseco, Inc. (a)	347,000	8,039,990
	Genworth Financial, Inc., Class A	320,377	11,078,637
	Hartford Financial Services Group, Inc.	291,450	25,032,640
	SAFECO Corp.	139,589	7,886,779
	UnumProvident Corp.	660,835	15,033,996
	XL Capital Ltd., Class A (a)	180,853	12,185,875
	Insurance Total		106,669,287
Thrifts & Mortgage Finance – 1.6%
	Fannie Mae	342,450	16,714,984
	PMI Group, Inc.	191,800	7,877,226
	Thrifts & Mortgage Finance Total		24,592,210
	FINANCIALS TOTAL		334,695,733
HEALTH CARE – 13.2%
Biotechnology – 2.0%
	Amgen, Inc. (a)	273,673	21,581,853
	Protein Design Labs, Inc. (a)	139,000	3,950,380
	Vertex Pharmaceuticals, Inc. (a)	182,400	5,047,008
	Biotechnology Total		30,579,241
Health Care Equipment & Supplies – 0.4%
	Bausch & Lomb, Inc.	95,077	6,455,728
	Health Care Equipment & Supplies Total		6,455,728
Health Care Providers & Services – 3.8%
	Aetna, Inc.	159,700	15,061,307
	Cigna Corp.	126,655	14,147,363
	HCA, Inc.	367,230	18,545,115
	Laboratory Corp. of America Holdings (a)	141,460	7,617,621
	Lincare Holdings, Inc. (a)	98,500	4,128,135
	Health Care Providers & Services Total		59,499,541
Pharmaceuticals – 7.0%
	Abbott Laboratories	209,700	8,268,471

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	AstraZeneca PLC, ADR	256,400	12,461,040
	GlaxoSmithKline PLC, ADR	163,100	8,233,288
	Johnson & Johnson	583,875	35,090,888
	Merck & Co., Inc.	272,827	8,678,627
	Novartis AG, ADR	191,800	10,065,664
	Pfizer, Inc.	1,181,770	27,558,876
	Pharmaceuticals Total		110,356,854
	HEALTH CARE TOTAL		206,891,364
INDUSTRIALS – 11.6%
Aerospace & Defense – 2.0%
	Boeing Co.	119,500	8,393,680
	United Technologies Corp.	408,850	22,858,803
	Aerospace & Defense Total		31,252,483
Air Freight & Logistics — 1.2%
	United Parcel Service, Inc., Class B	247,575	18,605,261
	Air Freight & Logistics Total		18,605,261
Commercial Services & Supplies – 1.4%
	ChoicePoint, Inc. (a)	111,000	4,940,610
	Monster Worldwide, Inc. (a)	126,100	5,147,402
	Waste Management, Inc.	399,600	12,127,860
	Commercial Services & Supplies Total		22,215,872
Industrial Conglomerates – 3.9%
	General Electric Co.	1,594,873	55,900,299
	Textron, Inc.	62,290	4,795,084
	Industrial Conglomerates Total		60,695,383
Machinery – 2.3%
	Eaton Corp.	244,500	16,403,505
	Illinois Tool Works, Inc.	143,335	12,612,047
	Ingersoll-Rand Co., Ltd., Class A	193,960	7,830,165
	Machinery Total		36,845,717
Road & Rail – 0.8%
	Burlington Northern Santa Fe Corp.	171,895	12,173,604
	Road & Rail Total		12,173,604
	INDUSTRIALS TOTAL		181,788,320
INFORMATION TECHNOLOGY – 15.5%
Communications Equipment – 3.4%
	Avaya, Inc. (a)	763,600	8,147,612

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
	Cisco Systems, Inc. (a)	1,247,025	21,349,068
	Nokia Oyj, ADR	650,000	11,895,000
	QUALCOMM, Inc.	289,780	12,483,722
	Communications Equipment Total		53,875,402
Computers & Peripherals – 3.8%
	EMC Corp. (a)	349,720	4,763,186
	Hewlett-Packard Co.	634,400	18,162,872
	International Business Machines Corp.	325,920	26,790,624
	Logitech International SA (a)	191,940	8,977,034
	Computers & Peripherals Total		58,693,716
Internet Software & Services – 0.5%
	Google, Inc., Class A (a)	16,600	6,886,676
	Internet Software & Services Total		6,886,676
IT Services – 0.2%
	Automatic Data Processing, Inc.	68,690	3,152,184
	IT Services Total		3,152,184
Semiconductors & Semiconductor Equipment – 4.1%
	Broadcom Corp., Class A (a)	67,310	3,173,666
	Intel Corp.	943,700	23,554,752
	Lam Research Corp. (a)	228,370	8,148,242
	MEMC Electronic Materials, Inc. (a)	347,080	7,694,764
	National Semiconductor Corp.	164,600	4,276,308
	Novellus Systems, Inc. (a)	131,850	3,180,222
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,501,262	14,877,506
	Semiconductors & Semiconductor Equipment Total		64,905,460
Software – 3.5%
	Autodesk, Inc.	240,980	10,350,091
	Microsoft Corp.	1,281,770	33,518,286
	SAP AG, ADR	251,700	11,344,119
	Software Total		55,212,496
	INFORMATION TECHNOLOGY TOTAL		242,725,934
MATERIALS – 3.1%
Chemicals – 1.3%
	Dow Chemical Co.	255,960	11,216,167
	Eastman Chemical Co.	173,330	8,942,095
	Chemicals Total		20,158,262
Construction Materials – 0.8%
	Vulcan Materials Co.	182,706	12,378,332
	Construction Materials Total		12,378,332

5

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 0.4%
	Crown Holdings, Inc. (a)	343,270	6,704,063
	Containers & Packaging Total		6,704,063
Metals & Mining – 0.6%
	Companhia Vale do Rio Doce, ADR	229,372	9,436,364
	Metals & Mining Total		9,436,364
	MATERIALS TOTAL		48,677,021
TELECOMMUNICATION SERVICES – 2.9%
Diversified Telecommunication Services – 2.9%
	ALLTEL Corp.	126,005	7,950,916
	AT&T, Inc.	579,350	14,188,282
	BellSouth Corp.	609,255	16,510,810
	Citizens Communications Co.	545,900	6,676,357
	Diversified Telecommunication Services Total		45,326,365
	TELECOMMUNICATION SERVICES TOTAL		45,326,365
UTILITIES – 3.2%
Electric Utilities – 1.6%
	Exelon Corp.	224,400	11,924,616
	FPL Group, Inc.	298,000	12,384,880
	Electric Utilities Total		24,309,496
Independent Power Producers & Energy Traders – 0.2%
	TXU Corp.	62,670	3,145,407
	Independent Power Producers & Energy Traders Total		3,145,407
Multi - Utilities – 1.4%
	PG&E Corp.	310,675	11,532,256
	Sempra Energy	243,485	10,917,868
	Multi - Utilities Total		22,450,124
	UTILITIES TOTAL		49,905,027
	Total Common Stocks (cost of $1,421,256,427)		1,557,616,344
		Contracts
Purchased Put Options – 0.0%
	Google, Inc.
	Expiring: 03/18/06
	Strike Price: $390.00	8,600	126,420
	Total Purchased Put Options (cost of $206,658)		126,420

6

		Par ($)	Value ($)
Short-Term Obligation — 0.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/30/05, due 01/03/06 at 4.080%, collateralized by a U.S. Government Obligation maturing 11/16/15, market value of $8,482,000 (repurchase proceeds $8,317,769)	8,314,000	8,314,000

	Total Short-Term Obligation (cost of $8,314,000)		8,314,000

	Total Investments – 99.8% (cost of $1,429,777,085)(b)(c)		1,566,056,764

	Other Assets & Liabilities, Net – 0.2%		3,026,261

	Net Assets – 100.0%		1,569,083,025

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid price and ask price.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,429,777,085.

(c)	Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$172,083,648	$(35,803,969)	$136,279,679

7

Written Call Options — 0.0%
	Google, Inc.
	Expiring: 03/18/06
	Strike Price: $440.00	8,600	154,800
	Protein Design Labs, Inc.
	Expiring: 02/18/06
	Strike Price: $30.00	72,000	93,600

	Total Written Call Options (premium of $310,869)		248,400
Written Put Options — 0.0%
	Protein Design Labs, Inc.
	Expiring: 02/18/06
	Strike Price: $25.00	72,000	43,200

	Total Written Put Options (premium of $69,837)		43,200

Acronym	Name
ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia Marsico 21st Century Fund

		Shares	Value ($)*
Common Stocks – 95.0%
CONSUMER DISCRETIONARY – 22.0%
Automobiles – 2.8%
	Toyota Motor Corp., ADR	214,621	22,453,649
	Automobiles Total		22,453,649
Hotels, Restaurants & Leisure – 14.7%
	Cheesecake Factory, Inc. (a)	556,699	20,814,976
	Las Vegas Sands Corp. (a)	812,572	32,072,217
	Shangri-La Asia Ltd.	3,626,512	6,056,932
	Station Casinos, Inc.	514,064	34,853,539
	Wynn Resorts Ltd. (a)	452,773	24,834,599
	Hotels, Restaurants & Leisure Total		118,632,263
Household Durables – 2.6%
	Toll Brothers, Inc. (a)	614,910	21,300,482
	Household Durables Total		21,300,482
Media – 1.9%
	Getty Images, Inc. (a)	170,967	15,262,224
	Media Total		15,262,224
	CONSUMER DISCRETIONARY TOTAL		177,648,618
CONSUMER STAPLES – 1.5%
Food Products – 1.5%
	Dean Foods Co. (a)	315,298	11,874,123
	Food Products Total		11,874,123
	CONSUMER STAPLES TOTAL		11,874,123
FINANCIALS – 27.7%
Capital Markets – 8.9%
	Crystal River Capital (b)(c)	233,425	5,835,625
	Investors Financial Services Corp.	590,305	21,740,933
	Jefferies Group, Inc.	364,366	16,389,183
	UBS AG, Registered Shares	294,051	27,994,201
	Capital Markets Total		71,959,942
Commercial Banks – 2.7%
	UCBH Holdings, Inc.	1,230,938	22,009,172
	Commercial Banks Total		22,009,172
Diversified Financial Services – 3.5%
	Chicago Mercantile Exchange	77,881	28,620,489
	Diversified Financial Services Total		28,620,489
Insurance – 2.6%
	Progressive Corp.	179,427	20,953,485
	Insurance Total		20,953,485

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – 7.9%
	Government Properties Trust, Inc., REIT	1,087,015	10,141,850
	KKR Financial Corp., REIT	999,415	23,975,966
	Redwood Trust, Inc., REIT	176,281	7,273,354
	St. Joe Co.	329,611	22,156,451
	Real Estate Total		63,547,621
Thrifts & Mortgage Finance – 2.1%
	Golden West Financial Corp.	254,868	16,821,288
	Thrifts & Mortgage Finance Total		16,821,288
	FINANCIALS TOTAL		223,911,997
HEALTH CARE – 14.9%
Biotechnology – 10.7%
	Amylin Pharmaceuticals, Inc. (a)	1,065,108	42,519,111
	Genentech, Inc. (a)	219,258	20,281,365
	Genzyme Corp. (a)	334,475	23,674,141
	Biotechnology Total		86,474,617
Health Care Providers & Services – 2.8%
	UnitedHealth Group, Inc.	373,302	23,196,986
	Health Care Providers & Services Total		23,196,986
Pharmaceuticals – 1.4%
	Roche Holding AG, Genusschein	74,695	11,215,192
	Pharmaceuticals Total		11,215,192
	HEALTH CARE TOTAL		120,886,795
INDUSTRIALS – 16.3%
Aerospace & Defense – 2.9%
	Precision Castparts Corp.	453,621	23,502,104
	Aerospace & Defense Total		23,502,104
Air Freight & Logistics – 4.2%
	Expeditors International of Washington, Inc.	171,910	11,605,644
	FedEx Corp.	211,701	21,887,766
	Air Freight & Logistics Total		33,493,410
Machinery – 3.9%
	Caterpillar, Inc.	338,233	19,539,720
	Cummins, Inc.	131,854	11,831,260
	Machinery Total		31,370,980
Road & Rail – 5.3%
	Burlington Northern Santa Fe Corp.	489,408	34,659,875

2

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
	Genesee & Wyoming, Inc., Class A (a)	223,073	8,376,391
	Road & Rail Total		43,036,266
	INDUSTRIALS TOTAL		131,402,760
INFORMATION TECHNOLOGY – 12.6%
Communications Equipment – 5.8%
	Motorola, Inc.	1,074,897	24,281,923
	QUALCOMM, Inc.	438,974	18,911,000
	Sycamore Networks, Inc. (a)	873,190	3,772,181
	Communications Equipment Total		46,965,104
Computers & Peripherals – 4.2%
	Apple Computer, Inc. (a)	478,981	34,433,944
	Computers & Peripherals Total		34,433,944
Internet Software & Services – 2.6%
	Google, Inc., Class A (a)	50,017	20,750,053
	Internet Software & Services Total		20,750,053
	INFORMATION TECHNOLOGY TOTAL		102,149,101
	Total Common Stocks (cost of $663,736,478)		767,873,394
Investment Company – 4.5%
	SSgA Prime Money Market Fund	36,480,401	36,480,401
	Total Investment Company (cost of $36,480,401)		36,480,401

3

Total Investments – 99.5% (cost of $700,216,879)(d)(e)	804,353,795

Other Assets & Liabilities, Net – 0.5%	3,835,069

Net Assets – 100.0%	808,188,864

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, this security, which is not illiquid, represents 0.7% of net assets.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)	Cost for federal income tax purposes is $700,216,879.

(e)	Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$117,615,441	$(13,478,525)	$104,136,916

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

4

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia Marsico Focused Equities Master Portfolio

		Shares	Value ($)*
Common Stocks – 96.4%
CONSUMER DISCRETIONARY – 20.6%
Automobiles – 3.0%
	Toyota Motor Corp.	1,057,698	110,656,365
	Automobiles Total		110,656,365
Hotels, Restaurants & Leisure – 7.4%
	Four Seasons Hotels, Inc.	740,564	36,843,059
	MGM Mirage (a)	2,907,221	106,607,794
	Starbucks Corp. (a)	1,926,068	57,801,301
	Wynn Resorts Ltd. (a)	1,384,339	75,930,994
	Hotels, Restaurants & Leisure Total		277,183,148
Household Durables – 2.5%
	Lennar Corp., Class A	1,508,073	92,022,614
	Household Durables Total		92,022,614
Specialty Retail – 7.7%
	Home Depot, Inc.	2,362,310	95,626,309
	Lowe’s Companies, Inc.	2,878,526	191,882,543
	Specialty Retail Total		287,508,852
	CONSUMER DISCRETIONARY TOTAL		767,370,979
CONSUMER STAPLES – 5.5%
Food & Staples Retailing – 0.9%
	CVS Corp.	1,215,649	32,117,447
	Food & Staples Retailing Total		32,117,447
Household Products – 4.6%
	Procter & Gamble Co.	2,976,864	172,300,888
	Household Products Total		172,300,888
	CONSUMER STAPLES TOTAL		204,418,335
FINANCIALS – 18.9%
Capital Markets – 8.9%
	Goldman Sachs Group, Inc.	1,391,033	177,648,824
	Lehman Brothers Holdings, Inc.	208,780	26,759,333
	UBS AG, Registered Shares	1,343,683	127,851,437
	Capital Markets Total		332,259,594
Consumer Finance – 4.0%
	SLM Corp.	2,717,212	149,691,209
	Consumer Finance Total		149,691,209
Diversified Financial Services – 3.9%
	Chicago Mercantile Exchange	394,990	145,154,875
	Diversified Financial Services Total		145,154,875

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 2.1%
	Countrywide Financial Corp.	2,280,735	77,978,330
	Thrifts & Mortgage Finance Total		77,978,330
	FINANCIALS TOTAL		705,084,008
HEALTH CARE – 22.4%
Biotechnology – 9.8%
	Amgen, Inc. (a)	1,196,548	94,359,775
	Genentech, Inc. (a)	2,917,588	269,876,890
	Biotechnology Total		364,236,665
Health Care Equipment & Supplies – 4.5%
	Medtronic, Inc.	882,712	50,817,730
	Zimmer Holdings, Inc. (a)	1,767,598	119,206,809
	Health Care Equipment & Supplies Total		170,024,539
Health Care Providers & Services – 8.1%
	UnitedHealth Group, Inc.	4,838,541	300,666,938
	Health Care Providers & Services Total		300,666,938
	HEALTH CARE TOTAL		834,928,142
INDUSTRIALS – 14.0%
Air Freight & Logistics – 4.1%
	FedEx Corp.	1,486,366	153,675,381
	Air Freight & Logistics Total		153,675,381
Industrial Conglomerates – 3.9%
	General Electric Co.	4,140,123	145,111,311
	Industrial Conglomerates Total		145,111,311
Machinery – 3.2%
	Caterpillar, Inc.	2,028,002	117,157,676
	Machinery Total		117,157,676
Road & Rail – 2.8%
	Burlington Northern Santa Fe Corp.	1,473,236	104,334,573
	Road & Rail Total		104,334,573
	INDUSTRIALS TOTAL		520,278,941
INFORMATION TECHNOLOGY – 15.0%
Communications Equipment – 6.1%
	Motorola, Inc.	5,571,372	125,857,293
	QUALCOMM, Inc.	2,409,037	103,781,314
	Communications Equipment Total		229,638,607
Computers & Peripherals – 6.0%
	Apple Computer, Inc. (a)	3,112,664	223,769,415
	Computers & Peripherals Total		223,769,415

2

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – 2.9%
	Google, Inc., Class A (a)	257,618	106,875,404
	Internet Software & Services Total		106,875,404
	INFORMATION TECHNOLOGY TOTAL		560,283,426
	Total Common Stocks (cost of $2,589,153,092)		3,592,363,831
Investment Company – 4.5%
	SSgA Prime Money Market Fund	169,746,705	169,746,705
	Total Investment Company (cost of $169,746,705)		169,746,705

		Par ($)
Short-Term Obligation – 0.9%
U.S. GOVERNMENT OBLIGATION – 0.9%
Federal Home Loan Bank Discount Note
	3.200% 01/03/06(b)	33,322,000	33,316,076
	U.S. GOVERNMENT OBLIGATION TOTAL		33,316,076

	Total Short-Term Obligation (cost of $33,316,076)		33,316,076

	Total Investments – 101.8% (cost of $2,792,215,873)(c)(d)		3,795,426,612

	Other Assets & Liabilities, Net – (1.8)%		(67,814,759)

	Net Assets – 100.0%		3,727,611,853

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2005.

(c)	Cost for federal income tax purposes is $2,792,215,873.

(d)	Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

3

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$1,046,852,444	$(43,641,705)	$1,003,210,739

4

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia Marsico Growth Master Portfolio

		Shares	Value ($)*
Common Stocks – 94.3%
CONSUMER DISCRETIONARY – 22.3%
Automobiles – 2.5%
	Toyota Motor Corp.	913,813	95,603,116
	Automobiles Total		95,603,116
Hotels, Restaurants & Leisure – 7.2%
	Four Seasons Hotels, Inc.	208,909	10,393,223
	MGM Mirage (a)	2,291,126	84,015,590
	Starbucks Corp. (a)	1,845,350	55,378,954
	Station Casinos, Inc.	215,046	14,580,119
	Wynn Resorts Ltd. (a)	763,505	41,878,249
	Yum! Brands, Inc.	1,418,607	66,504,296
	Hotels, Restaurants & Leisure Total		272,750,431
Household Durables – 3.9%
	KB Home	766,816	55,716,850
	Lennar Corp., Class A	806,033	49,184,134
	M.D.C. Holdings, Inc.	291,144	18,045,105
	Toll Brothers, Inc. (a)	650,437	22,531,138
	Household Durables Total		145,477,227
Multiline Retail – 2.6%
	Target Corp.	1,810,862	99,543,084
	Multiline Retail Total		99,543,084
Specialty Retail – 6.1%
	Home Depot, Inc.	1,414,541	57,260,620
	Lowe’s Companies, Inc.	2,562,568	170,820,783
	Specialty Retail Total		228,081,403
	CONSUMER DISCRETIONARY TOTAL		841,455,261
CONSUMER STAPLES – 4.7%
Beverages – 0.4%
	PepsiCo, Inc.	229,658	13,568,195
	Beverages Total		13,568,195
Food & Staples Retailing – 1.5%
	CVS Corp.	1,229,193	32,475,279
	Walgreen Co.	527,149	23,331,615
	Food & Staples Retailing Total		55,806,894

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 2.8%
	Procter & Gamble Co.	1,852,662	107,232,076
	Household Products Total		107,232,076
	CONSUMER STAPLES TOTAL		176,607,165
ENERGY – 1.0%
Energy Equipment & Services – 1.0%
	Halliburton Co.	617,623	38,267,921
	Energy Equipment & Services Total		38,267,921
	ENERGY TOTAL		38,267,921
FINANCIALS – 15.2%
Capital Markets – 7.1%
	Goldman Sachs Group, Inc.	399,213	50,983,492
	Lehman Brothers Holdings, Inc.	981,510	125,800,137
	UBS AG, Registered Shares (a)	949,361	90,331,699
	Capital Markets Total		267,115,328
Commercial Banks – 0.4%
	UCBH Holdings, Inc.	749,350	13,398,378
	Commercial Banks Total		13,398,378
Consumer Finance – 1.9%
	SLM Corp.	1,323,341	72,902,856
	Consumer Finance Total		72,902,856
Diversified Financial Services – 2.5%
	Chicago Mercantile Exchange	254,143	93,395,011
	Diversified Financial Services Total		93,395,011
Insurance – 1.0%
	Progressive Corp.	324,355	37,878,177
	Insurance Total		37,878,177
Real Estate – 1.1%
	KKR Financial Corp., REIT	662,501	15,893,399
	St. Joe Co.	383,092	25,751,444
	Real Estate Total		41,644,843
Thrifts & Mortgage Finance – 1.2%
	Countrywide Financial Corp.	1,336,033	45,678,968
	Thrifts & Mortgage Finance Total		45,678,968
	FINANCIALS TOTAL		572,013,561
HEALTH CARE – 22.6%
Biotechnology – 10.1%
	Amgen, Inc. (a)	1,119,046	88,247,967
	Amylin Pharmaceuticals, Inc. (a)	784,328	31,310,374

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
	Genentech, Inc. (a)	2,322,112	214,795,360
	Genzyme Corp. (a)	670,745	47,475,331
	Biotechnology Total		381,829,032
Health Care Equipment & Supplies – 4.0%
	Medtronic, Inc.	1,424,469	82,006,680
	Zimmer Holdings, Inc. (a)	1,032,604	69,638,814
	Health Care Equipment & Supplies Total		151,645,494
Health Care Providers & Services – 8.5%
	Quest Diagnostics, Inc.	442,344	22,771,869
	UnitedHealth Group, Inc.	4,764,818	296,085,791
	Health Care Providers & Services Total		318,857,660
	HEALTH CARE TOTAL		852,332,186
INDUSTRIALS – 15.3%
Aerospace & Defense – 2.8%
	General Dynamics Corp.	597,347	68,127,426
	Lockheed Martin Corp.	578,489	36,809,255
	Aerospace & Defense Total		104,936,681
Air Freight & Logistics – 3.8%
	FedEx Corp.	1,378,351	142,507,710
	Air Freight & Logistics Total		142,507,710
Industrial Conglomerates – 2.6%
	General Electric Co.	2,831,282	99,236,434
	Industrial Conglomerates Total		99,236,434
Machinery – 2.8%
	Caterpillar, Inc.	1,856,303	107,238,624
	Machinery Total		107,238,624
Road & Rail – 3.3%
	Burlington Northern Santa Fe Corp.	930,847	65,922,585
	Union Pacific Corp.	704,924	56,753,431
	Road & Rail Total		122,676,016
	INDUSTRIALS TOTAL		576,595,465
INFORMATION TECHNOLOGY – 12.9%
Communications Equipment – 5.6%
	Motorola, Inc.	4,632,325	104,644,222
	QUALCOMM, Inc.	2,428,040	104,599,963
	Communications Equipment Total		209,244,185
Computers & Peripherals – 4.5%
	Apple Computer, Inc. (a)	2,354,133	169,238,621
	Computers & Peripherals Total		169,238,621

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – 2.8%
	Google, Inc., Class A (a)	258,728	107,335,898
	Internet Software & Services Total		107,335,898
	INFORMATION TECHNOLOGY TOTAL		485,818,704
TELECOMMUNICATION SERVICES – 0.3%
Wireless Telecommunication Services – 0.3%
	America Movil SA de CV, ADR	331,942	9,712,623
	Wireless Telecommunication Services Total		9,712,623
	TELECOMMUNICATION SERVICES TOTAL		9,712,623
	Total Common Stocks (cost of $2,860,281,468)		3,552,802,886

		Par ($)
Convertible Bonds – 1.3%
CONSUMER DISCRETIONARY – 1.3%
Hotels, Restaurant & Leisure – 1.3%
Wynn Resorts, Inc.
	6.000% 07/15/15	20,000,000	48,000,000
	Hotels, Restaurant & Leisure Total		48,000,000
	CONSUMER DISCRETIONARY TOTAL		48,000,000

		Shares
Investment Company – 4.5%
	SSGA Prime Money Market Fund	170,096,435	170,096,435
	Total Investment Company (cost of $170,096,435)		170,096,435

		Par ($)
Short-Term Obligation – 0.6%
U.S. GOVERNMENT OBLIGATION – 0.6%
Federal Home Loan Bank Discount Note
	3.300% 01/03/06(b)	23,163,000	23,158,882
	U.S. GOVERNMENT OBLIGATION TOTAL		48,000,000

	Total Short-Term Obligation (cost of $23,158,882)		23,158,882

4

Total Investments – 100.7% (cost of $3,073,197,473)(c)(d)	3,794,058,203

Other Assets & Liabilities, Net – (0.7)%	(25,917,395)

Net Assets – 100.0%	3,768,140,808

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2005.

(c)	Cost for federal income tax purposes is $3,073,197,473.

(d)	Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$768,607,311	$(47,746,581)	$720,860,730

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

5

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia Marsico International Opportunities Fund

		Shares	Value ($)*
Common Stocks – 97.5%
CONSUMER DISCRETIONARY – 21.8%
Auto Components – 3.5%
	Continental AG	621,265	55,148,958
	Auto Components Total		55,148,958
Automobiles – 4.0%
	Hyundai Motor Co. (a)	237,480	22,688,443
	Toyota Motor Corp.	765,900	39,744,842
	Automobiles Total		62,433,285
Hotels, Restaurants & Leisure – 5.7%
	Enterprise Inns PLC	3,236,383	52,229,722
	Shangri-La Asia Ltd.	14,545,665	24,293,895
	Wynn Resorts Ltd. (a)	247,455	13,572,907
	Hotels, Restaurants & Leisure Total		90,096,524
Household Durables – 0.7%
	Misawa Homes Holdings, Inc. (a)	185,600	10,276,576
	Household Durables Total		10,276,576
Leisure Equipment & Products – 2.0%
	Sega Sammy Holdings, Inc.	919,347	30,791,713
	Leisure Equipment & Products Total		30,791,713
Media – 3.0%
	Grupo Televisa SA, ADR	390,072	31,400,796
	JC Decaux SA (a)	668,579	15,593,153
	Media Total		46,993,949
Multiline Retail – 1.2%
	Seiyu Ltd. (a)	6,860,000	19,544,325
	Multiline Retail Total		19,544,325
Specialty Retail – 1.7%
	Yamada Denki Co., Ltd.	215,900	27,020,681
	Specialty Retail Total		27,020,681
	CONSUMER DISCRETIONARY TOTAL		342,306,011
CONSUMER STAPLES – 8.0%
Beverages – 1.4%
	Diageo PLC	1,560,832	22,624,607
	Beverages Total		22,624,607
Food & Staples Retailing – 3.6%
	Metro AG	189,723	9,164,212
	Shoppers Drug Mart Corp.	1,240,620	46,937,475
	Food & Staples Retailing Total		56,101,687

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 3.0%
	Reckitt Benckiser PLC	1,410,007	46,577,638
	Household Products Total		46,577,638
	CONSUMER STAPLES TOTAL		125,303,932
ENERGY – 6.3%
Energy Equipment & Services – 1.0%
	Stolt Offshore SA (a)	1,345,435	15,648,534
	Energy Equipment & Services Total		15,648,534
Oil, Gas & Consumable Fuels – 5.3%
	CNOOC Ltd., ADR	218,892	14,878,089
	Petroleo Brasileiro SA, ADR	294,072	20,958,511
	Talisman Energy, Inc.	893,046	47,323,871
	Oil, Gas & Consumable Fuels Total		83,160,471
	ENERGY TOTAL		98,809,005
FINANCIALS – 18.1%
Capital Markets – 3.2%
	UBS AG, Registered Shares	531,154	50,566,847
	Capital Markets Total		50,566,847
Commercial Banks – 5.8%
	Anglo Irish Bank Corp., PLC	1,052,932	15,993,443
	Erste Bank der oesterreichischen Sparkassen AG	429,828	23,852,849
	ICICI Bank Ltd., ADR	649,534	18,706,579
	Mitsubishi UFJ Financial Group, Inc.	1,140	15,466,147
	Sumitomo Mitsui Financial Group, Inc.	1,544	16,364,947
	Commercial Banks Total		90,383,965
Consumer Finance – 1.8%
	Credit Saison Co., Ltd.	580,500	28,991,775
	Consumer Finance Total		28,991,775
Real Estate – 5.1%
	CapitaLand Ltd.	10,489,000	21,701,597
	Leopalace21 Corp.	810,720	29,421,983
	Sumitomo Realty & Development Co., Ltd.	1,312,000	28,535,041
	Real Estate Total		79,658,621

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 2.2%
	Hypo Real Estate Holding AG	664,008	34,573,514
	Thrifts & Mortgage Finance Total		34,573,514
	FINANCIALS TOTAL		284,174,722
HEALTH CARE – 5.9%
Biotechnology – 1.5%
	CSL Ltd.	742,235	23,125,637
	Biotechnology Total		23,125,637
Pharmaceuticals – 4.4%
	Roche Holding AG, Genusschein Shares	464,755	69,781,334
	Pharmaceuticals Total		69,781,334
	HEALTH CARE TOTAL		92,906,971
INDUSTRIALS – 7.8%
Construction & Engineering – 4.3%
	Vinci SA	776,961	66,826,671
	Construction & Engineering Total		66,826,671
Electrical Equipment – 1.0%
	Fanuc Ltd.	177,919	15,101,278
	Electrical Equipment Total		15,101,278
Road & Rail – 2.5%
	Canadian National Railway Co.	499,570	39,960,604
	Road & Rail Total		39,960,604
	INDUSTRIALS TOTAL		121,888,553
INFORMATION TECHNOLOGY – 14.2%
Communications Equipment – 4.0%
	Telefonaktiebolaget LM Ericsson, ADR	1,824,721	62,770,402
	Communications Equipment Total		62,770,402
Electronic Equipment & Instruments – 5.3%
	Keyence Corp.	57,600	16,385,976
	Murata Manufacturing Co., Ltd.	528,100	33,852,851
	Nippon Electric Glass Co., Ltd.	1,504,000	32,838,428
	Electronic Equipment & Instruments Total		83,077,255
Semiconductors & Semiconductor Equipment – 4.9%
	Advantest Corp.	197,100	19,871,276
	ARM Holdings PLC	7,476,150	15,563,897
	Samsung Electronics Co., Ltd.	37,890	24,407,131

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,755,911	17,401,078
	Semiconductors & Semiconductor Equipment Total		77,243,382
	INFORMATION TECHNOLOGY TOTAL		223,091,039
MATERIALS – 7.5%
Chemicals – 3.3%
	Lonza Group AG, Registered Shares	587,317	35,934,924
	Reliance Industries Ltd., GDR (b)	405,911	16,045,662
	Chemicals Total		51,980,586
Construction Materials – 4.2%
	Cemex SA de CV, ADR	1,095,850	65,016,780
	Construction Materials Total		65,016,780
	MATERIALS TOTAL		116,997,366
TELECOMMUNICATION SERVICES – 4.7%
Wireless Telecommunication Services – 4.7%
	America Movil SA de CV, Series L, ADR	1,844,737	53,977,005
	Carphone Warehouse Group PLC	4,031,090	19,211,321
	Wireless Telecommunication Services Total		73,188,326
	TELECOMMUNICATION SERVICES TOTAL		73,188,326
UTILITIES – 3.2%
Multi - Utilities – 3.2%
	Veolia Environnement	1,094,432	49,547,489
	Multi - Utilities Total		49,547,489
	UTILITIES TOTAL		49,547,489

	Total Common Stocks (cost of $1,196,765,290)		1,528,213,414
Investment Company – 2.4%
	SSgA Prime Money Market Fund	36,620,558	36,620,558

	Total Investment Company (cost of $36,620,558)		36,620,558

4

Value ($)
Total Investments – 99.9% (cost of $1,233,385,848)(c)(d)	1,564,833,972

Other Assets & Liabilities, Net – 0.1%	1,981,046

Net Assets – 100.0%	1,566,815,018

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”) The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.)time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the value of this security, which is not illiquid, represents 1.0% of net assets.

(c)	Cost for federal income tax purposes is $1,233,385,848.

(d)	Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$334,256,787	$(2,808,663)	$331,448,124

Acronym	Name
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

5

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia Multi-Advisor International Equity Fund

		Shares	Value ($)*
Common Stocks – 98.2%
CONSUMER DISCRETIONARY – 16.6%
Auto Components – 1.9%
	Continental AG	340,114	30,191,517
	Auto Components Total		30,191,517
Automobiles – 3.5%
	Bayerische Motoren Werke (BMW) AG	179,271	7,863,452
	Honda Motor Co., Ltd.	253,400	14,460,355
	Hyundai Motor Co.	131,200	12,534,629
	Toyota Motor Corp.	422,000	21,898,843
	Automobiles Total		56,757,279
Hotels, Restaurants & Leisure – 3.7%
	Compass Group PLC	3,053,213	11,582,990
	Enterprise Inns PLC	1,782,767	28,770,830
	Shangri-La Asia Ltd.	8,009,518	13,377,346
	Wynn Resorts Ltd. (a)	137,759	7,556,081
	Hotels, Restaurants & Leisure Total		61,287,247
Household Durables – 1.3%
	Koninklijke (Royal) Philips Electronics NV	525,149	16,320,251
	Misawa Homes Holdings, Inc. (a)	101,900	5,642,150
	Household Durables Total		21,962,401
Leisure Equipment & Products – 1.5%
	Konica Minolta Holdings, Inc.	822,000	8,370,899
	Sega Sammy Holdings, Inc.	492,215	16,485,770
	Leisure Equipment & Products Total		24,856,669
Media – 2.5%
	Grupo Televisa SA, ADR	209,564	16,869,902
	JC Decaux SA (a)	369,180	8,610,322
	Reed Elsevier PLC	648,656	6,093,433
	Reuters Group PLC	1,334,135	9,881,614
	Media Total		41,455,271
Multiline Retail – 0.7%
	Seiyu Ltd. (a)	3,704,000	10,552,796
	Multiline Retail Total		10,552,796
Specialty Retail – 1.5%
	Kingfisher PLC	2,392,100	9,764,287

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	Yamada Denki Co., Ltd.	119,200	14,918,319
	Specialty Retail Total		24,682,606
	CONSUMER DISCRETIONARY TOTAL		271,745,786
CONSUMER STAPLES – 7.9%
Beverages – 0.8%
	Diageo PLC	859,869	12,463,992
	Beverages Total		12,463,992
Food & Staples Retailing – 2.4%
	Carrefour SA	209,899	9,835,606
	Metro AG	103,507	4,999,711
	Shoppers Drug Mart Corp.	664,926	25,156,734
	Food & Staples Retailing Total		39,992,051
Food Products – 1.6%
	Tate & Lyle PLC	1,058,698	10,254,995
	Unilever NV	80,273	5,497,786
	Unilever PLC	1,070,318	10,616,152
	Food Products Total		26,368,933
Household Products – 1.6%
	Reckitt Benckiser PLC	765,193	25,277,096
	Household Products Total		25,277,096
Tobacco – 1.5%
	British American Tobacco PLC	807,594	18,063,064
	Japan Tobacco, Inc.	453	6,606,690
	Tobacco Total		24,669,754
	CONSUMER STAPLES TOTAL		128,771,826
ENERGY – 6.9%
Energy Equipment & Services – 0.5%
	Stolt Offshore S.A. (a)	741,094	8,619,543
	Energy Equipment & Services Total		8,619,543
Oil, Gas & Consumable Fuels – 6.4%
	BP PLC	740,200	7,883,058
	CNOOC Ltd., ADR	120,216	8,171,081
	PetroChina Co., Ltd., Class H	22,538,000	18,312,588
	Petroleo Brasileiro SA, ADR	161,608	11,517,802
	Royal Dutch Shell PLC, Class A	224,697	6,857,964
	Royal Dutch Shell PLC, Class B	528,188	16,884,539
	Talisman Energy, Inc.	484,339	25,665,863

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Total SA	39,982	10,044,420
	Oil, Gas & Consumable Fuels Total		105,337,315
	ENERGY TOTAL		113,956,858
FINANCIALS – 22.1%
Capital Markets – 2.5%
	Credit Suisse Group, Registered Shares	269,503	13,741,259
	UBS AG, Registered Shares	291,721	27,772,381
	Capital Markets Total		41,513,640
Commercial Banks – 7.3%
	ABN AMRO Holding NV	365,980	9,571,237
	Allied Irish Banks PLC	299,081	6,430,129
	Anglo Irish Bank Corp., PLC	580,018	8,810,146
	BNP Paribas SA	162,996	13,189,564
	Depfa Bank PLC	603,620	8,925,675
	Erste Bank der oesterreichischen Sparkassen AG	236,071	13,100,510
	HBOS PLC	612,411	10,462,782
	ICICI Bank Ltd., ADR	356,728	10,273,766
	Mitsubishi UFJ Financial Group, Inc.	629	8,533,514
	Royal Bank of Scotland Group PLC	507,585	15,326,425
	Sumitomo Mitsui Financial Group, Inc.	852	9,030,398
	United Overseas Bank Ltd.	656,000	5,760,443
	Commercial Banks Total		119,414,589
Consumer Finance – 1.8%
	Credit Saison Co., Ltd.	314,900	15,726,977
	Takefuji Corp.	202,470	13,751,513
	Consumer Finance Total		29,478,490
Diversified Financial Services – 2.3%
	Acom Co., Ltd.	137,390	8,830,425
	ING Groep NV	490,507	17,014,838
	Promise Co., Ltd.	169,100	11,255,649
	Diversified Financial Services Total		37,100,912
Insurance – 3.5%
	Aviva PLC	906,794	10,998,988
	AXA	495,023	15,975,932
	Manulife Finiancial Corp.	241,490	14,182,565
	Zurich Financial Services AG, Registered Shares (a)	75,127	16,008,188
	Insurance Total		57,165,673

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – 3.5%
	CapitaLand Ltd.	5,790,000	11,979,430
	Henderson Land Development Co., Ltd.	2,237,000	10,530,589
	Leopalace21 Corp.	447,565	16,242,661
	Multiplex Group	1,485,919	3,431,382
	Sumitomo Realty & Development Co., Ltd.	722,000	15,702,972
	Real Estate Total		57,887,034
Thrifts & Mortgage Finance – 1.2%
	Hypo Real Estate Holding AG	366,055	19,059,722
	Thrifts & Mortgage Finance Total		19,059,722
	FINANCIALS TOTAL		361,620,060
HEALTH CARE – 7.5%
Biotechnology – 0.8%
	CSL Ltd.	409,979	12,773,617
	Biotechnology Total		12,773,617
Pharmaceuticals – 6.7%
	Astellas Pharma, Inc.	313,500	12,227,922
	GlaxoSmithKline PLC	828,260	20,933,577
	Novartis AG, Registered Shares	206,555	10,853,942
	Roche Holding AG, Genusschein Shares	254,499	38,212,133
	Sanofi-Aventis (b)	226,566	19,849,129
	Takeda Pharmaceutical Co., Ltd.	145,400	7,865,790
	Pharmaceuticals Total		109,942,493
	HEALTH CARE TOTAL		122,716,110
INDUSTRIALS – 10.4%
Aerospace & Defense – 1.0%
	BAE Systems PLC	2,513,392	16,507,992
	Aerospace & Defense Total		16,507,992
Air Freight & Logistics – 1.6%
	Deutsche Post AG, Registered Shares	470,878	11,417,035
	TNT NV	451,216	14,102,737
	Air Freight & Logistics Total		25,519,772
Building Products – 0.4%
	Geberit AG, Registered Shares	8,092	6,404,383
	Building Products Total		6,404,383

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – 0.1%
	WPP Group PLC	184,600	1,997,732
	Commercial Services & Supplies Total		1,997,732
Construction & Engineering – 3.6%
	Barratt Developments PLC	590,500	10,017,326
	Vinci SA	579,587	49,850,468
	Construction & Engineering Total		59,867,794
Electrical Equipment – 0.5%
	Fanuc Ltd.	98,119	8,328,072
	Electrical Equipment Total		8,328,072
Marine – 0.6%
	Frontline Ltd.	249,250	9,527,877
	Marine Total		9,527,877
Road & Rail – 1.3%
	Canadian National Railway Co.	274,539	21,960,374
	Road & Rail Total		21,960,374
Transportation Infrastructure – 1.3%
	BAA PLC	763,750	8,238,985
	Macquarie Airports (b)	2,713,738	6,306,531
	Macquarie Infrastructure Group (b)	2,524,788	6,589,285
	Transportation Infrastructure Total		21,134,801
	INDUSTRIALS TOTAL		171,248,797
INFORMATION TECHNOLOGY – 10.1%
Communications Equipment – 2.1%
	Telefonaktiebolaget LM Ericsson, ADR	987,455	33,968,452
	Communications Equipment Total		33,968,452
Electronic Equipment & Instruments – 3.1%
	Celestica, Inc. (a)	548,120	5,818,573
	Keyence Corp.	31,800	9,046,424
	Murata Manufacturing Co., Ltd.	290,800	18,641,184
	Nippon Electric Glass Co., Ltd.	828,000	18,078,603
	Electronic Equipment & Instruments Total		51,584,784
Office Electronics – 0.8%
	Canon, Inc.	211,042	12,347,393
	Office Electronics Total		12,347,393
Semiconductors & Semiconductor Equipment – 4.1%
	Advantest Corp.	106,900	10,777,470
	ARM Holdings PLC	4,115,986	8,568,686
	Samsung Electronics Co., Ltd.	59,484	38,317,070

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	952,310	9,437,392
	Semiconductors & Semiconductor Equipment Total		67,100,618
	INFORMATION TECHNOLOGY TOTAL		165,001,247
MATERIALS – 6.1%
Chemicals – 2.3%
	Lonza Group AG, Registered Shares	318,003	19,456,978
	Reliance Industries Ltd., GDR (b)	224,055	8,856,894
	Syngenta AG (a)	77,626	9,658,575
	Chemicals Total		37,972,447
Construction Materials – 2.9%
	Cemex SA de CV, ADR	599,546	35,571,064
	CRH PLC	385,412	11,334,225
	Construction Materials Total		46,905,289
Metals & Mining – 0.9%
	Alumina Ltd.	1,073,022	5,836,814
	POSCO	50,112	9,955,801
	Metals & Mining Total		15,792,615
	MATERIALS TOTAL		100,670,351
TELECOMMUNICATION SERVICES – 7.3%
Diversified Telecommunication Services – 3.7%
	BT Group PLC	1,651,817	6,330,450
	France Telecom SA (b)	404,250	10,045,636
	Portugal Telecom, SGPS, SA, Registered Shares	1,059,540	10,725,029
	Telecom Corp. of New Zealand Ltd.	3,006,342	12,337,817
	Telefonica SA	608,424	9,155,180
	Telenor ASA	1,300,680	12,767,257
	Diversified Telecommunication Services Total		61,361,369
Wireless Telecommunication Services – 3.6%
	America Movil SA de CV, ADR, Series L	1,000,849	29,284,842
	Carphone Warehouse Group PLC	2,187,040	10,422,969
	SK Telecom Co., Ltd.	48,505	8,631,227

6

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	Vodafone Group PLC	4,775,196	10,310,742
	Wireless Telecommunication Services Total		58,649,780
	TELECOMMUNICATION SERVICES TOTAL		120,011,149
UTILITIES – 3.3%
Electric Utilities – 0.3%
	E.ON AG	45,475	4,704,890
	Electric Utilities Total		4,704,890
Multi - Utilities – 3.0%
	Centrica PLC	2,160,736	9,470,455
	Suez SA	384,028	11,957,314
	Veolia Environnement	602,539	27,278,346
	Multi - Utilities Total		48,706,115
	UTILITIES TOTAL		53,411,005

	Total Common Stocks (cost of $1,291,615,108)		1,609,153,189
Investment Company – 1.7%
	SSgA Prime Money Market Fund	28,007,352	28,007,352

	Total Investment Company (cost of $28,007,352)		28,007,352

	Total Investments – 99.9% (cost of $1,319,622,460)(c)(d)		1,637,160,541

	Other Assets & Liabilities, Net – 0.1%		1,521,720

	Net Assets – 100.0%		1,638,682,261

7

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the value of these securities, which do not include any illiquid securities, amounted to $51,647,475, which represents 3.2% of net assets.

(c)	Cost for federal income tax purposes is $1,319,622,460.

(d)	Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$334,859,162	$(17,321,081)	$317,538,081

Acronym	Name
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

8

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia Small Cap Growth Master Portfolio II

		Shares	Value ($)*
Common Stocks – 96.8%
CONSUMER DISCRETIONARY – 14.3%
Automobiles – 0.7%
	Thor Industries, Inc.	13,367	535,616
	Winnebago Industries, Inc.	80,100	2,665,728
	Automobiles Total		3,201,344
Distributors – 0.6%
	WESCO International, Inc. (a)	60,440	2,582,601
	Distributors Total		2,582,601
Diversified Consumer Services – 0.7%
	Education Management Corp. (a)	94,486	3,166,226
	Diversified Consumer Services Total		3,166,226
Hotels, Restaurants & Leisure – 3.2%
	Gaylord Entertainment Co. (a)	97,585	4,253,730
	Isle of Capris Casinos, Inc. (a)	79,620	1,939,543
	Kerzner International Ltd. (a)	43,420	2,985,125
	RARE Hospitality International, Inc. (a)	103,420	3,142,934
	Scientific Games Corp., Class A (a)	59,265	1,616,749
	Hotels, Restaurants & Leisure Total		13,938,081
Household Durables – 0.2%
	Yankee Candle Co., Inc.	27,806	711,834
	Household Durables Total		711,834
Internet & Catalog Retail – 1.6%
	Blue Nile, Inc. (a)	71,025	2,863,018
	Coldwater Creek, Inc. (a)	81,052	2,474,518
	NetFlix, Inc. (a)	69,890	1,891,223
	Internet & Catalog Retail Total		7,228,759
Media – 1.8%
	Catalina Marketing Corp.	72,130	1,828,495
	Entercom Communications Corp. (a)	43,075	1,278,035
	Gray Television, Inc.	102,574	1,007,277
	Lions Gate Entertainment Corp. (a)	48,046	368,993
	R.H. Donnelley Corp. (a)	26,750	1,648,335
	Valassis Communications, Inc. (a)	56,940	1,655,246
	WPT Enterprises, Inc. (a)	13,369	79,412
	Media Total		7,865,793
Specialty Retail – 3.4%
	Charlotte Russe Holding, Inc. (a)	71,620	1,491,845
	Children’s Place Retail Stores, Inc. (a)	35,550	1,756,881
	Finish Line, Inc., Class A	212,230	3,697,046
	GameStop Corp., Class A (a)	92,650	2,948,123
	Hot Topic, Inc. (a)	176,440	2,514,270

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	Pacific Sunwear of California, Inc. (a)	100,160	2,495,987
	Specialty Retail Total		14,904,152
Textiles, Apparel & Luxury Goods – 2.1%
	Carter’s, Inc. (a)	48,152	2,833,745
	JOS. A. Bank Clothiers, Inc. (a)	90,835	3,943,147
	Wolverine World Wide, Inc.	108,677	2,440,886
	Textiles, Apparel & Luxury Goods Total		9,217,778
	CONSUMER DISCRETIONARY TOTAL		62,816,568
CONSUMER STAPLES – 1.1%
Beverages – 0.5%
	Hansen Natural Corp. (a)	25,410	2,002,562
	Beverages Total		2,002,562
Food & Staples Retailing – 0.0%
	United Natural Foods, Inc. (a)	6,430	169,752
	Food & Staples Retailing Total		169,752
Personal Products – 0.6%
	Nu Skin Enterprises, Inc., Class A	150,530	2,646,317
	Personal Products Total		2,646,317
	CONSUMER STAPLES TOTAL		4,818,631
ENERGY – 7.8%
Energy Equipment & Services – 3.1%
	Atwood Oceanics, Inc. (a)	33,060	2,579,672
	CAL Dive International, Inc. (a)	130,250	4,674,672
	Energy Conversion Devices, Inc. (a)	40,460	1,648,745
	Hydril (a)	44,520	2,786,952
	Tetra Technologies, Inc. (a)	59,473	1,815,116
	Energy Equipment & Services Total		13,505,157
Oil, Gas & Consumable Fuels – 4.7%
	Cabot Oil & Gas Corp.	15,840	714,384
	Cheniere Energy, Inc. (a)	30,060	1,118,833
	Denbury Resources, Inc. (a)	127,320	2,900,350
	Encore Acquisition Co. (a)	33,970	1,088,399
	Foundation Coal Holdings, Inc.	58,870	2,237,060
	Frontier Oil Corp.	30,860	1,158,176
	Holly Corp.	24,680	1,452,912
	Remington Oil & Gas Corp. (a)	36,229	1,322,358
	St. Mary Land & Exploration Co.	31,100	1,144,791

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Superior Energy Services, Inc. (a)	223,105	4,696,360
	Todco, Class A (a)	80,980	3,082,099
	Oil, Gas & Consumable Fuels Total		20,915,722
	ENERGY TOTAL		34,420,879
FINANCIALS – 10.0%
Capital Markets – 2.0%
	Affiliated Managers Group, Inc. (a)	109,694	8,802,944
	Capital Markets Total		8,802,944
Commercial Banks – 3.5%
	Boston Private Financial Holdings, Inc.	177,658	5,404,356
	City National Corp.	33,187	2,404,066
	Prosperity Bancshares, Inc.	83,470	2,398,928
	South Financial Group, Inc.	19,582	539,288
	Texas Capital Bancshares, Inc. (a)	123,365	2,764,610
	Westamerica Bancorporation	40,930	2,172,155
	Commercial Banks Total		15,683,403
Consumer Finance – 1.2%
	Nelnet, Inc., Class A (a)	57,769	2,350,043
	World Acceptance Corp. (a)	97,730	2,785,305
	Consumer Finance Total		5,135,348
Diversified Financial Services – 0.6%
	Calamos Asset Management, Inc.	2,814	88,500
	Jackson Hewitt Tax Service, Inc.	92,190	2,554,585
	Diversified Financial Services Total		2,643,085
Insurance – 1.2%
	Selective Insurance Group, Inc.	52,295	2,776,865
	Tower Group, Inc.	114,080	2,507,478
	Insurance Total		5,284,343
Real Estate – 0.9%
	Bluegreen Corp. (a)	144,811	2,288,014
	Strategic Hotel Capital, Inc., REIT	84,167	1,732,157
	Real Estate Total		4,020,171
Thrifts & Mortgage Finance – 0.6%
	Fidelity Bankshares, Inc.	78,632	2,571,266
	Thrifts & Mortgage Finance Total		2,571,266
	FINANCIALS TOTAL		44,140,560
HEALTH CARE – 18.9%
Biotechnology – 5.2%
	Alkermes, Inc. (a)	79,600	1,521,952

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
	Amylin Pharmaceuticals, Inc. (a)	95,123	3,797,310
	Arena Pharmaceuticals, Inc. (a)	139,660	1,985,965
	Cubist Pharmaceuticals, Inc. (a)	64,300	1,366,375
	CV Therapeutics, Inc. (a)	79,710	1,971,228
	Exelixis, Inc. (a)	185,110	1,743,736
	Illumina, Inc. (a)	209,696	2,956,714
	Myogen, Inc. (a)	58,360	1,760,138
	Nektar Therapeutics (a)	98,302	1,618,051
	Protein Design Labs, Inc. (a)	79,290	2,253,422
	Vertex Pharmaceuticals, Inc. (a)	68,130	1,885,157
	Biotechnology Total		22,860,048
Health Care Equipment & Supplies – 6.0%
	American Medical Systems Holdings, Inc. (a)	142,170	2,534,891
	Aspect Medical Systems, Inc. (a)	99,424	3,415,214
	Foxhollow Technologies, Inc. (a)	33,020	983,666
	Haemonetics Corp. (a)	22,460	1,097,396
	Hologic, Inc. (a)	30,540	1,158,077
	Immucor, Inc. (a)	133,235	3,112,370
	Intuitive Surgical, Inc. (a)	21,920	2,570,558
	Kyphon, Inc. (a)	119,035	4,860,199
	Meridian Bioscience, Inc.	134,128	2,701,338
	Respironics, Inc. (a)	52,092	1,931,050
	Somanetics Corp. (a)	65,950	2,110,400
	Health Care Equipment & Supplies Total		26,475,159
Health Care Providers & Services – 5.5%
	Advisory Board Co. (a)	16,444	783,885
	Allion Healthcare, Inc. (a)	61,048	711,209
	Apria Healthcare Group, Inc. (a)	19,916	480,175
	Centene Corp. (a)	181,319	4,766,877
	HealthExtras, Inc. (a)	88,260	2,215,326
	LifePoint Hospitals, Inc. (a)	35,158	1,318,425
	Pediatrix Medical Group, Inc. (a)	21,850	1,935,255
	PRA International (a)	52,941	1,490,289
	Psychiatric Solutions, Inc. (a)	26,383	1,549,737
	VCA Antech, Inc. (a)	321,736	9,072,955
	Health Care Providers & Services Total		24,324,133
Pharmaceuticals – 2.2%
	Medicis Pharmaceutical Corp., Class A	27,763	889,804

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	MGI Pharma, Inc. (a)	52,353	898,378
	New River Pharmaceuticals, Inc. (a)	39,070	2,026,952
	Par Pharmaceutical Companies, Inc. (a)	75,665	2,371,341
	Penwest Pharmaceuticals Co. (a)	94,650	1,847,568
	Salix Pharmaceuticals Ltd. (a)	97,140	1,707,721
	Pharmaceuticals Total		9,741,764
	HEALTH CARE TOTAL		83,401,104
INDUSTRIALS – 10.9%
Aerospace & Defense – 1.0%
	BE Aerospace, Inc. (a)	70,660	1,554,520
	DRS Technologies, Inc.	16,500	848,430
	Teledyne Technologies, Inc. (a)	61,910	1,801,581
	Aerospace & Defense Total		4,204,531
Air Freight & Logistics – 2.1%
	HUB Group, Inc., Class A (a)	134,578	4,757,332
	UTI Worldwide, Inc.	48,600	4,512,024
	Air Freight & Logistics Total		9,269,356
Airlines – 0.7%
	AirTran Holdings, Inc. (a)	178,770	2,865,683
	Airlines Total		2,865,683
Commercial Services & Supplies – 3.4%
	CoStar Group, Inc. (a)	16,858	727,760
	Korn/Ferry International (a)	182,673	3,414,158
	Labor Ready, Inc. (a)	126,292	2,629,400
	Resources Connection, Inc. (a)	74,460	1,940,428
	Senomyx, Inc. (a)	126,340	1,531,241
	Strayer Education, Inc.	6,390	598,743
	Waste Connections, Inc. (a)	123,805	4,266,320
	Commercial Services & Supplies Total		15,108,050
Electrical Equipment – 0.3%
	Evergreen Solar, Inc. (a)	131,020	1,395,363
	Electrical Equipment Total		1,395,363
Industrial Conglomerates – 0.3%
	Walter Industries, Inc.	21,380	1,063,014
	Industrial Conglomerates Total		1,063,014
Machinery – 3.1%
	Actuant Corp., Class A	28,622	1,597,108
	Bucyrus International, Inc., Class A	25,455	1,341,478

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	ESCO Technologies, Inc. (a)	11,138	495,530
	JLG Industries, Inc.	48,360	2,208,117
	Manitowoc Co., Inc.	30,000	1,506,600
	Wabtec Corp.	244,640	6,580,816
	Machinery Total		13,729,649
Road & Rail – 0.0%
	Florida East Coast Industries, Inc.	3,433	145,456
	Road & Rail Total		145,456
	INDUSTRIALS TOTAL		47,781,102
INFORMATION TECHNOLOGY – 28.3%
Communications Equipment – 3.5%
	ADTRAN, Inc.	61,820	1,838,527
	Anaren, Inc. (a)	78,560	1,227,893
	Atheros Communications, Inc. (a)	139,722	1,816,386
	AudioCodes Ltd. (a)	202,715	2,250,136
	Avocent Corp. (a)	69,116	1,879,264
	F5 Networks, Inc. (a)	25,573	1,462,520
	NICE Systems Ltd., ADR (a)	53,785	2,590,286
	Packeteer, Inc. (a)	159,742	1,241,195
	Plantronics, Inc.	32,530	920,599
	Communications Equipment Total		15,226,806
Computers & Peripherals – 1.2%
	M-Systems Flash Disk Pioneers Ltd. (a)	61,210	2,027,275
	Neoware Systems, Inc. (a)	67,740	1,578,342
	Stratasys, Inc. (a)	64,910	1,623,399
	Computers & Peripherals Total		5,229,016
Electronic Equipment & Instruments – 4.9%
	Anixter International, Inc. (a)	94,410	3,693,319
	Daktronics, Inc.	119,627	3,537,370
	Global Imaging Systems, Inc. (a)	85,255	2,952,381
	Itron, Inc. (a)	105,120	4,209,005
	Plexus Corp. (a)	234,594	5,334,667
	TTM Technologies, Inc. (a)	207,800	1,953,320
	Electronic Equipment & Instruments Total		21,680,062
Internet Software & Services – 3.4%
	aQuantive, Inc. (a)	98,450	2,484,878
	CNET Networks, Inc. (a)	104,050	1,528,494

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – (continued)
	Digital River, Inc. (a)	52,720	1,567,893
	Digitas, Inc. (a)	288,070	3,606,636
	Openwave Systems, Inc. (a)	57,850	1,010,640
	Secure Computing Corp. (a)	235,288	2,884,631
	ValueClick, Inc. (a)	116,310	2,106,374
	Internet Software & Services Total		15,189,546
IT Services – 2.7%
	Anteon International Corp. (a)	76,913	4,180,222
	Euronet Worldwide, Inc. (a)	72,795	2,023,701
	MPS Group, Inc. (a)	261,560	3,575,525
	MTC Technologies, Inc. (a)	46,382	1,269,939
	TALX Corp.	20,690	945,740
	IT Services Total		11,995,127
Semiconductors & Semiconductor Equipment – 6.2%
	Cymer, Inc. (a)	110,425	3,921,192
	Entegris, Inc. (a)	289,120	2,723,510
	Microsemi Corp. (a)	175,863	4,864,371
	Silicon Laboratories, Inc. (a)	84,260	3,088,972
	SiRF Technology Holdings, Inc. (a)	127,820	3,809,036
	Tessera Technologies, Inc. (a)	115,020	2,973,267
	Varian Semiconductor Equipment Associates, Inc. (a)	81,080	3,561,844
	Virage Logic Corp. (a)	236,084	2,332,510
	Semiconductors & Semiconductor Equipment Total		27,274,702
Software – 6.4%
	American Reprographics Co. (a)	56,290	1,430,329
	ANSYS, Inc. (a)	83,367	3,558,937
	Epicor Software Corp. (a)	159,240	2,250,061
	Hyperion Solutions Corp. (a)	109,101	3,907,998
	Kronos, Inc. (a)	41,588	1,740,874
	Macrovision Corp. (a)	52,650	880,835
	Micros Systems, Inc. (a)	27,000	1,304,640
	MicroStrategy, Inc., Class A (a)	9,510	786,857
	Open Solutions, Inc. (a)	111,085	2,546,068
	Parametric Technology Corp. (a)	254,040	1,549,644
	Progress Software Corp. (a)	147,100	4,174,698
	Quest Software, Inc. (a)	204,630	2,985,552

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	RSA Security, Inc. (a)	98,401	1,105,043
	Software Total		28,221,536
	INFORMATION TECHNOLOGY TOTAL		124,816,795
MATERIALS – 3.1%
Chemicals – 1.5%
	Airgas, Inc.	76,795	2,526,555
	Symyx Technologies, Inc. (a)	157,954	4,310,565
	Chemicals Total		6,837,120
Construction Materials – 0.4%
	Eagle Materials, Inc.	13,620	1,666,543
	Construction Materials Total		1,666,543
Metals & Mining – 1.2%
	Allegheny Technologies, Inc.	47,310	1,706,945
	Cleveland-Cliffs, Inc.	15,860	1,404,720
	Reliance Steel & Aluminum Co.	20,240	1,237,069
	Royal Gold, Inc.	26,050	904,717
	Metals & Mining Total		5,253,451
	MATERIALS TOTAL		13,757,114
TELECOMMUNICATION SERVICES – 1.6%
Diversified Telecommunication Services – 0.4%
	Tekelec (a)	119,020	1,654,378
	Diversified Telecommunication Services Total		1,654,378
Wireless Telecommunication Services – 1.2%
	Dobson Communications Corp., Class A (a)	360,310	2,702,325
	SBA Communications Corp., Class A (a)	143,913	2,576,043
	Wireless Telecommunication Services Total		5,278,368
	TELECOMMUNICATION SERVICES TOTAL		6,932,746
UTILITIES – 0.8%
Gas Utilities – 0.8%
	Energen Corp.	98,050	3,561,176
	Gas Utilities Total		3,561,176
	UTILITIES TOTAL		3,561,176

	Total Common Stocks (cost of $330,397,140)		426,446,675

8

		Shares	Value ($)
Investment Company – 1.0%
	iShares Nasdaq Biotechnology Index Fund	54,323	4,195,908
	Total Investment Company (cost of $3,782,422)		4,195,908

		Par ($)
Short-Term Obligation – 3.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/30/05, due 01/03/06 at 3.380%, collateralized by a U.S. Treasury Note maturing 11/15/07, market value of $14,320,771 (repurchase proceeds $14,043,272)	14,038,000	14,038,000

	Total Short-Term Obligation (cost of $14,038,000)		14,038,000

	Total Investments – 101.0% (cost of $348,217,562)(b)(c)		444,680,583

	Other Assets & Liabilities, Net – (1.0)%		(4,231,079)

	Net Assets – 100.0%		440,449,504

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $348,217,562.

(c)	Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$105,768,555	$(9,305,534)	$96,463,021

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

9

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia Small Cap Value Fund II

		Shares	Value ($)*
Common Stocks – 97.2%
CONSUMER DISCRETIONARY – 14.7%
Auto Components – 2.6%
	BorgWarner, Inc.	19,000	1,151,970
	Keystone Automotive Industries, Inc. (a)	67,000	2,109,160
	Tenneco Automotive, Inc. (a)	115,500	2,264,955
	Auto Components Total		5,526,085
Diversified Consumer Services – 1.0%
	Regis Corp.	50,600	1,951,642
	Diversified Consumer Services Total		1,951,642
Hotels, Restaurants & Leisure – 1.6%
	Carmike Cinemas, Inc.	71,175	1,804,998
	Marcus Corp.	67,300	1,581,550
	Hotels, Restaurants & Leisure Total		3,386,548
Internet & Catalog Retail – 0.5%
	Insight Enterprises, Inc. (a)	54,400	1,066,784
	Internet & Catalog Retail Total		1,066,784
Media – 1.6%
	Citadel Broadcasting Co.	139,300	1,872,192
	World Wrestling Entertainment, Inc.	98,900	1,451,852
	Media Total		3,324,044
Specialty Retail – 4.7%
	AnnTaylor Stores Corp. (a)	72,500	2,502,700
	Inter Parfums, Inc.	110,300	1,980,988
	Lithia Motors, Inc., Class A	47,400	1,490,256
	Pacific Sunwear of California (a)	67,400	1,679,608
	Stage Stores, Inc.	76,100	2,266,258
	Specialty Retail Total		9,919,810
Textiles, Apparel & Luxury Goods – 2.7%
	Brown Shoe Co., Inc.	38,900	1,650,527
	Oxford Industries, Inc.	33,200	1,816,040
	Phillips-Van Heusen Corp.	69,600	2,255,040
	Textiles, Apparel & Luxury Goods Total		5,721,607
	CONSUMER DISCRETIONARY TOTAL		30,896,520
ENERGY – 4.8%
Energy Equipment & Services – 3.3%
	Dresser-Rand Group, Inc. (a)	93,300	2,255,994
	Grey Wolf, Inc. (a)	142,300	1,099,979
	Key Energy Services, Inc. (a)	152,800	2,058,216

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
	Universal Compression Holdings, Inc. (a)	40,300	1,657,136
	Energy Equipment & Services Total		7,071,325
Oil, Gas & Consumable Fuels – 1.5%
	Alpha Natural Resources, Inc. (a)	73,100	1,404,251
	Encore Acquisition Co. (a)	54,200	1,736,568
	Oil, Gas & Consumable Fuels Total		3,140,819
	ENERGY TOTAL		10,212,144
FINANCIALS – 27.1%
Capital Markets – 3.9%
	Affiliated Managers Group, Inc. (a)	31,000	2,487,750
	American Capital Strategies	41,300	1,495,473
	Apollo Investment Corp.	118,700	2,128,291
	Lazard Ltd., Class A	63,300	2,019,270
	Capital Markets Total		8,130,784
Commercial Banks – 9.9%
	Cardinal Financial Corp.	139,585	1,535,435
	Colonial BancGroup, Inc.	96,300	2,293,866
	Community Bank System, Inc.	85,700	1,932,535
	First Niagara Financial Group, Inc.	150,736	2,181,150
	First Republic Bank	60,900	2,253,909
	First State Bancorporation	106,600	2,557,334
	Fulton Financial Corp.	120,362	2,118,371
	Independent Bank Corp	64,200	1,831,626
	Prosperity Bancshares, Inc.	72,800	2,092,272
	Summit Bancshares, Inc.	117,920	2,120,202
	Commercial Banks Total		20,916,700
Insurance – 3.8%
	Delphi Financial Group, Inc., Class A	48,300	2,222,283
	NYMAGIC, Inc.	64,400	1,596,476
	Platinum Underwriters Holdings Ltd.	73,500	2,283,645
	Zenith National Insurance Corp.	43,800	2,020,056
	Insurance Total		8,122,460
Real Estate – 8.5%
	BioMed Realty Trust, Inc., REIT	83,100	2,027,640
	Equity Inns, Inc.	173,100	2,345,505
	LaSalle Hotel Properties, REIT	57,300	2,104,056
	LTC Properties, Inc.	88,700	1,865,361

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	OMEGA Healthcare Investors, Inc.	144,400	1,817,996
	Prentiss Properties Trust, REIT	31,300	1,273,284
	SL Green Realty Corp., REIT	27,300	2,085,447
	Tanger Factory Outlet Centers, Inc., REIT	85,600	2,460,144
	U-Store-It Trust, REIT	92,100	1,938,705
	Real Estate Total		17,918,138
Thrifts & Mortgage Finance – 1.0%
	BankAtlantic Bancorp, Inc., Class A	65,800	921,200
	Brookline Bancorp, Inc.	85,900	1,217,203
	Thrifts & Mortgage Finance Total		2,138,403
	FINANCIALS TOTAL		57,226,485
HEALTH CARE – 4.9%
Biotechnology – 0.4%
	Vertex Pharmaceuticals, Inc. (a)	30,000	830,100
	Biotechnology Total		830,100
Health Care Providers & Services – 4.0%
	AMN Healthcare Services, Inc. (a)	98,400	1,946,352
	PRA International (a)	73,600	2,071,840
	Res-Care, Inc. (a)	69,500	1,207,215
	Stewart Enterprises, Inc., Class A	257,014	1,390,446
	Symbion, Inc. (a)	77,900	1,791,700
	Health Care Providers & Services Total		8,407,553
Pharmaceuticals – 0.5%
	Par Pharmaceutical Companies, Inc. (a)	32,600	1,021,684
	Pharmaceuticals Total		1,021,684
	HEALTH CARE TOTAL		10,259,337
INDUSTRIALS – 19.4%
Aerospace & Defense – 0.9%
	AAR Corp. (a)	82,500	1,975,875
	Aerospace & Defense Total		1,975,875
Airlines – 1.4%
	AirTran Holdings, Inc. (a)	69,900	1,120,497
	Alaska Air Group, Inc. (a)	52,500	1,875,300
	Airlines Total		2,995,797
Building Products – 0.8%
	Lennox International, Inc.	58,200	1,641,240
	Building Products Total		1,641,240

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – 4.4%
	ABM Industries, Inc.	94,700	1,851,385
	Banta Corp.	40,000	1,992,000
	FTI Consulting, Inc. (a)	64,200	1,761,648
	Steelcase, Inc., Class A	116,200	1,839,446
	Watson Wyatt & Co. Holdings	63,900	1,782,810
	Commercial Services & Supplies Total		9,227,289
Construction & Engineering – 1.8%
	Comfort Systems USA, Inc.	207,200	1,906,240
	URS Corp. (a)	50,000	1,880,500
	Construction & Engineering Total		3,786,740
Machinery – 7.8%
	Bucyrus International, Inc., Class A	31,500	1,660,050
	Crane Co.	57,500	2,028,025
	Flowserve Corp. (a)	35,300	1,396,468
	Gardner Denver, Inc. (a)	56,900	2,805,170
	JLG Industries, Inc.	56,300	2,570,658
	Kennametal, Inc.	47,100	2,403,984
	Manitowoc Co., Inc.	38,100	1,913,382
	Watts Water Technologies, Inc., Class A	53,541	1,621,757
	Machinery Total		16,399,494
Marine – 0.8%
	Arlington Tankers	81,200	1,766,100
	Marine Total		1,766,100
Trading Companies & Distributors – 1.5%
	GATX Corp.	29,100	1,049,928
	United Rentals, Inc. (a)	92,500	2,163,575
	Trading Companies & Distributors Total		3,213,503
	INDUSTRIALS TOTAL		41,006,038
INFORMATION TECHNOLOGY – 14.9%
Communications Equipment – 3.3%
	CommScope, Inc. (a)	74,000	1,489,620
	EMS Technologies, Inc. (a)	94,400	1,670,880
	Foundry Networks, Inc. (a)	160,600	2,217,886
	Powerwave Technologies, Inc. (a)	133,000	1,671,810
	Communications Equipment Total		7,050,196
Computers & Peripherals – 1.9%
	Electronics for Imaging, Inc. (a)	77,900	2,072,919

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
	Palm, Inc. (a)	57,800	1,838,040
	Computers & Peripherals Total		3,910,959
Electronic Equipment & Instruments – 2.0%
	Aeroflex, Inc. (a)	215,600	2,317,700
	Coherent, Inc. (a)	64,800	1,923,264
	Electronic Equipment & Instruments Total		4,240,964
IT Services – 3.4%
	MAXIMUS, Inc.	44,200	1,621,698
	MPS Group, Inc. (a)	138,100	1,887,827
	SonicWall, Inc. (a)	266,500	2,110,680
	Sykes Enterprises, Inc. (a)	107,500	1,437,275
	IT Services Total		7,057,480
Semiconductors & Semiconductor Equipment – 3.2%
	Cypress Semiconductor Corp. (a)	134,300	1,913,775
	Fairchild Semiconductor International, Inc. (a)	109,800	1,856,718
	Kulicke & Soffa Industries, Inc. (a)	199,300	1,761,812
	LTX Corp. (a)	282,300	1,270,350
	Semiconductors & Semiconductor Equipment Total		6,802,655
Software – 1.1%
	Lawson Software, Inc. (a)	163,800	1,203,930
	TIBCO Software, Inc. (a)	146,300	1,092,861
	Software Total		2,296,791
	INFORMATION TECHNOLOGY TOTAL		31,359,045
MATERIALS – 7.8%
Chemicals – 2.6%
	Georgia Gulf Corp.	59,300	1,803,906
	Olin Corp.	97,200	1,912,896
	Westlake Chemical Corp.	63,100	1,817,911
	Chemicals Total		5,534,713
Containers & Packaging – 1.4%
	Crown Holdings, Inc. (a)	150,400	2,937,312
	Containers & Packaging Total		2,937,312
Metals & Mining – 3.8%
	Carpenter Technology Corp.	40,941	2,885,112
	Earle M Jorgensen Co. (a)	171,200	1,580,176
	GrafTech International Ltd. (a)	175,600	1,092,232

5

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Steel Dynamics, Inc.	66,300	2,354,313
	Metals & Mining Total		7,911,833
	MATERIALS TOTAL		16,383,858
UTILITIES – 3.6%
Gas Utilities – 1.7%
	Atmos Energy Corp.	67,900	1,776,264
	New Jersey Resources Corp.	42,400	1,776,136
	Gas Utilities Total		3,552,400
Multi – Utilities – 1.9%
	CMS Energy Corp. (a)	146,700	2,128,617
	WPS Resources Corp.	33,400	1,847,354
	Multi - Utilities Total		3,975,971
	UTILITIES TOTAL		7,528,371

	Total Common Stocks (cost of $159,378,046)		204,871,798
Investment Company – 0.8%
	Biotech HOLDERS Trust	8,750	1,755,162

	Total Investment Company (cost of $802,169)		1,755,162

		Par ($)
Short-Term Obligation – 2.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/30/05, due 01/03/06 at 4.080%, collateralized by a U.S. Government Agency maturing 09/02/08, market value of $4,181,435 (repurchase proceeds $4,097,857)	4,096,000	4,096,000

	Total Short-Term Obligation (cost of $4,096,000)		4,096,000

6

Value ($)
Total Investments – 100.0% (cost of $164,276,215)(b)(c)	210,722,960

Other Assets & Liabilities, Net 0.0%	78,186

Net Assets – 100.0%	210,801,146

Notes to Investment Portfolio:

*

Security Valuation: Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $164,276,215.

(c)	Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$48,435,346	$(1,988,601)	$46,446,745

Acronym	Name
REIT	Real Estate Investment Trust

7

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 28, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	February 28, 2006

EXHIBIT 99.CERT

I, J. Kevin Connaughton, certify that:

1.                                       I have reviewed this report on Form N-Q of Columbia Funds Master Investment Trust;

2.                                       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                                       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.                                       The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)                                  designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)                                 designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)                                  evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)                                 disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                                       The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)                                  all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)                                 any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	February 28, 2006	/S/ J. Kevin Connaughton

J. Kevin Connaughton, Treasurer

I, Christopher L. Wilson, certify that:

1.                                       I have reviewed this report on Form N-Q of Columbia Funds Master Investment Trust;

2.                                       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                                       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.                                       The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)                                  designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)                                 designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)                                  evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)                                 disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                                       The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)                                  all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)                                 any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	February 28, 2006	/S/ Christopher L. Wilson

Christopher L. Wilson, President